UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

1301 Avenue of the Americas (6th Ave.)
28th Floor
New York, NY 10019

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(800) 851-0511

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
COMMON STOCKS - 99.7%
Administrative and Support Services - 5.9%
11,434	Akamai Technologies, Inc. (a)	$784,258
57,113	Baker Hughes, Inc.	3,602,688
185,033	CoreCivic, Inc.	5,373,358
6,631	Equifax, Inc.	777,684
48,255	Paychex, Inc.	2,909,294
		13,447,282
Air Transportation - 1.9%
29,602	Alaska Air Group, Inc.	2,777,260
17,330	American Airlines Group, Inc.	766,852
35,715	JetBlue Airways Corp. (a)	700,371
		4,244,483
Ambulatory Health Care Services - 0.7%
6,162	Laboratory Corp. of America Holdings (a)	827,002
11,546	MEDNAX, Inc. (a)	789,169
		1,616,171
Beverage and Tobacco Product Manufacturing - 0.3%
58,311	Wendys Co.	788,948
Broadcasting (except Internet) - 1.7%
90,373	Viacom, Inc. Class B	3,808,318
Building Material and Garden Equipment and Supplies Dealers - 1.2%
20,625	Home Depot, Inc.	2,837,587
Chemical Manufacturing - 3.8%
20,032	Abbott Laboratories	836,736
3,601	Allergan PLC (a)	788,223
6,482	Clorox Co.	777,840
10,523	Eli Lilly & Co.	810,587
12,116	Neogen Corp. (a)	800,140
144,852	Olin Corp.	3,796,571
28,346	Versum Materials, Inc. (a)	792,271
		8,602,368
Computer and Electronic Product Manufacturing - 7.9%
42,020	Analog Devices, Inc.	3,148,979
79,295	Applied Materials, Inc.	2,715,853
14,904	Qorvo, Inc. (a)	956,986
117,805	Seagate Technology PLC	5,318,896
72,212	Western Digital Corp.	5,757,463
		17,898,177
Construction of Buildings - 0.4%
17,904	Lennar Corp. Class A	799,414
Credit Intermediation and Related Activities - 24.3%
16,539	Bank of New York Mellon Corp.	739,789
15,184	Bank of the Ozarks, Inc.	833,146
58,473	Citigroup, Inc.	3,264,548
100,814	Citizens Financial Group, Inc.	3,646,442
183,587	Fifth Third Bancorp	4,791,621
89,053	Home Bancshares, Inc.	2,399,088

376,442	Huntington Bancshares, Inc.	5,093,260
25,623	JPMorgan Chase & Co.	2,168,474
16,948	MB Financial, Inc.	754,694
48,026	Northern Trust Corp.	3,984,237
11,535	Pinnacle Financial Partners, Inc.	771,115
33,974	PNC Financial Services Group, Inc.	4,092,508
61,741	Prosperity Bancshares, Inc.	4,484,249
70,012	SLM Corp. (a)	831,743
69,071	State Street Corp.	5,263,210
4,540	SVB Financial Group (a)	781,924
110,271	Synchrony Financial	3,949,907
90,564	Synovus Financial Corp.	3,774,708
10,326	UMB Financial Corp.	796,548
53,014	Webster Financial Corp.	2,784,295
		55,205,506
Data Processing, Hosting and Related Services - 0.3%
7,321	Fiserv, Inc. (a)	786,495
Food Manufacturing - 1.4%
81,799	ConAgra Foods, Inc.	3,197,523
Health and Personal Care Stores - 2.5%
22,654	McKesson Corp.	3,152,304
30,036	Walgreens Boots Alliance Inc.	2,461,150
		5,613,454
Hospitals - 2.1%
125,291	HealthSouth Corp.	4,863,797
Insurance Carriers and Related Activities - 6.0%
307,368	Old Republic International Corp.	6,393,254
13,269	RLI Corp.	788,444
48,663	Travelers Companies, Inc.	5,731,528
6,313	Willis Towers Watson PLC	789,946
		13,703,172
Machinery Manufacturing - 3.1%
25,234	General Electric Co.	749,450
7,138	Nordson Corp.	810,377
346,140	Pitney Bowes, Inc.	5,510,549
		7,070,376
Merchant Wholesalers, Durable Goods - 0.4%
5,109	Henry Schein, Inc. (a)	816,725
Merchant Wholesalers, Nondurable Goods - 1.9%
50,667	AmerisourceBergen Corp.	4,422,216
Miscellaneous Manufacturing - 2.0%
8,183	Edwards Lifesciences Corp. (a)	787,532
39,797	Medtronic PLC	3,025,368
6,697	Stryker Corp.	827,280
		4,640,180
Motor Vehicle and Parts Dealers - 0.3%
2,813	O’Reilly Automotive, Inc. (a)	737,765
Oil and Gas Extraction - 0.3%
5,675	Cimarex Energy Co.	767,317
Petroleum and Coal Products Manufacturing - 4.0%
33,308	Chevron Corp.	3,708,846
15,581	Marathon Petroleum Corp.	748,667
70,804	Valero Energy Corp.	4,656,071

		9,113,584
Pipeline Transportation - 0.3%
25,059	Williams Companies, Inc.	722,702
Plastics and Rubber Products Manufacturing - 0.4%
17,036	Newell Rubbermaid, Inc.	806,314
Primary Metal Manufacturing - 1.9%
73,102	AK Steel Holding Corp. (a)	590,664
109,347	Steel Dynamics, Inc.	3,697,022
		4,287,686
Professional, Scientific, and Technical Services - 4.8%
13,238	Alliance Data Systems Corp.	3,023,295
2,709	Biogen Inc. (a)	751,043
79,781	eBay, Inc. (a)	2,539,429
4,709	FactSet Research System, Inc.	814,893
60,245	Leidos Holdings, Inc.	2,911,038
14,021	MAXIMUS, Inc.	773,118
		10,812,816
Publishing Industries (except Internet) - 2.0%
10,072	Electronic Arts, Inc. (a)	840,307
55,491	Microsoft Corp.	3,587,493
		4,427,800
Real Estate - 2.4%
18,922	Education Realty Trust, Inc.	760,854
34,486	Extra Space Storage, Inc.	2,484,716
33,718	Welltower, Inc.	2,235,504
		5,481,074
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.6%
10,592	CBOE Holdings, Inc.	843,335
19,414	Charles Schwab Corp.	800,633
6,863	CME Group, Inc.	830,972
58,895	E*TRADE Financial Corp. (a)	2,205,618
162,744	Federated Investors, Inc. Class B	4,232,971
13,475	Goldman Sachs Group, Inc.	3,090,087
122,785	Morgan Stanley	5,217,135
		17,220,751
Telecommunications - 2.4%
212,400	CenturyLink, Inc.	5,492,664
Textile Product Mills - 0.4%
3,892	Mohawk Industries, Inc. (a)	840,049
Transportation Equipment Manufacturing - 0.7%
7,822	Thor Industries, Inc.	809,577
3,161	TransDigm Group, Inc.	684,040
		1,493,617
Utilities - 4.0%
30,549	Consolidated Edison, Inc.	2,271,318
74,689	Exelon Corp.	2,679,841
19,714	NextEra Energy, Inc.	2,439,016
35,069	NiSource, Inc.	784,494
7,817	Sempra Energy	800,383
		8,975,052
Wood Product Manufacturing - 0.4%
24,353	Masco Corp.	802,431
	TOTAL COMMON STOCKS

	(Cost $222,501,146)	$226,343,814
SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
91	Fidelity Investments Money Market Government Portfolio, 0.43% (b)	$91
	TOTAL MONEY MARKET FUNDS (Cost $91)	$91
	TOTAL INVESTMENTS - 99.7% (Cost $222,501,237)	$226,343,905
	Other Assets in Excess of Liabilities - 0.3%	582,468
	TOTAL NET ASSETS - 100.0%	$226,926,373

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at January 31, 2017.

Direxion iBillionaire Index ETF
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 3.2%
10,563	PayPal Holdings, Inc. (a)	$420,196
Beverage and Tobacco Product Manufacturing - 3.1%
2,698	Constellation Brands, Inc.	404,053
Broadcasting (except Internet) - 3.9%
1,581	Charter Communications, Inc. (a)	512,165
Chemical Manufacturing - 13.2%
6,542	Abbvie, Inc.	399,781
2,094	Allergan, Inc. (a)	458,356
7,736	The Dow Chemical Co.	461,298
4,919	The Procter & Gamble Co.	430,904
		1,750,339
Computer and Electronic Product Manufacturing - 13.9%
10,674	Activision Blizzard, Inc.	429,202
3,840	Apple, Inc.	465,984
2,471	Broadcom Ltd	492,964
65,113	Xerox Corp.	451,233
		1,839,383
Credit Intermediation and Related Activities - 3.3%
5,235	Visa, Inc.	432,987
Food Manufacturing - 3.1%
5,603	Kellogg Co.	407,394
General Merchandise Stores - 3.0%
5,195	Dollar Tree, Inc. (a)	401,002
Insurance Carriers and Related Activities - 3.1%
6,367	American International Group, Inc.	409,143
Mining (except Oil and Gas) - 3.7%
29,399	Freeport-McMoRan Inc. (a)	489,493
Miscellaneous Manufacturing - 3.2%
8,927	Baxter International, Inc.	427,693
Motion Picture and Sound Recording Industries - 3.4%
4,639	Time Warner, Inc.	449,287
Nonstore Retailers - 6.9%
554	Amazon.com, Inc. (a)	456,208
14,437	eBay, Inc. (a)	459,530
		915,738
Other Information Services - 13.4%
531	Alphabet, Inc. Class A (a)	435,521
543	Alphabet, Inc. Class C (a)	432,657
3,510	Facebook, Inc. (a)	457,423
10,229	Yahoo, Inc. (a)	450,792
		1,776,393
Professional, Scientific, and Technical Services - 3.3%
275	The Priceline Group Inc. (a)	433,161
Publishing Industries (except Internet) - 3.4%
6,987	Microsoft Corp.	451,710
Textile Product Mills - 3.4%
2,087	Mohawk Industries, Inc. (a)	450,458
Transportation Equipment Manufacturing - 9.4%
2,448	General Dynamics Corp.	443,284
12,303	General Motors Co.	450,413
1,589	Transdigm Group, Inc.	343,859
		1,237,556

	TOTAL COMMON STOCKS (Cost $11,934,787)	$13,208,151

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
16,499	Fidelity Investments Money Market Government Portfolio, 0.47% (b)	$16,499
	TOTAL SHORT TERM INVESTMENTS (Cost $16,499)	$16,499

	TOTAL INVESTMENTS - 100.0% (Cost $11,951,286)	$13,224,650
	Liabilities in Excess of Other Assets - 0.0% (†)	(1,577)
	TOTAL NET ASSETS - 100.0%	$13,223,073

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2017.

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 0.9%
10,893	Marriott International, Inc. Class A	$921,548
Administrative and Support Services - 6.0%
13,951	Akamai Technologies, Inc. (a)	956,899
22,864	Ctrip.com International Ltd. ADR (a)	987,954
15,307	Paychex, Inc.	922,859
23,840	PayPal Holdings, Inc. (a)	948,355
632	The Priceline Group, Inc. (a)	995,482
19,789	TripAdvisor, Inc. (a)	1,046,838
		5,858,387
Air Transportation - 0.9%
19,681	American Airlines Group, Inc.	870,884
Apparel Manufacturing - 0.9%
7,832	Cintas Corp.	909,374
Beverage and Tobacco Product Manufacturing - 0.9%
21,064	Monster Beverage Corp. (a)	897,326
Broadcasting (except Internet) - 7.2%
3,251	Charter Communications, Inc. (a)	1,053,161
13,419	Comcast Corp. Class A	1,012,061
16,509	Discovery Communications, Inc. Class A (a)	468,030
17,031	Discovery Communications, Inc. Class C (a)	471,929
16,051	Dish Network Corp. (a)	949,738
12,111	Liberty Interactive Corp. - Series A Liberty Ventures (a)	528,645
23,247	Liberty Interactive Corp. Class A (a)	445,878
207,386	Sirius XM Holdings, Inc.	978,862
26,616	Viacom, Inc. Class B	1,121,598
		7,029,902
Building Material and Garden Equipment and Supplies Dealers - 1.0%
19,509	Fastenal Co.	969,207
Chemical Manufacturing - 10.0%
7,810	Alexion Pharmaceuticals, Inc. (a)	1,020,611
10,982	BioMarin Pharmaceutical, Inc. (a)	962,353
8,038	Celgene Corp. (a)	933,614
12,650	Gilead Sciences, Inc.	916,492
7,155	Illumina, Inc. (a)	1,145,516
9,101	Incyte Corp. (a)	1,103,132
24,784	Mylan NV (a)	943,031
2,474	Regeneron Pharmaceuticals, Inc. (a)	888,883
5,447	SHIRE PLC ADR	914,061
12,206	Vertex Pharmaceuticals, Inc. (a)	1,048,129
		9,875,822
Clothing and Clothing Accessories Stores - 0.9%
13,481	Ross Stores, Inc.	891,229
Computer and Electronic Product Manufacturing - 19.3%
25,701	Activision Blizzard, Inc.	1,033,437
13,003	Analog Devices, Inc.	974,445
8,082	Apple, Inc.	980,751
28,832	Applied Materials, Inc.	987,496
5,253	Broadcom Ltd.	1,047,974
30,643	Cisco Systems, Inc.	941,353
23,380	Hologic, Inc. (a)	947,591
25,816	Intel Corp.	950,545
24,140	Maxim Integrated Products, Inc.	1,073,747
14,527	Microchip Technology, Inc.	978,393
46,245	Micron Technology, Inc. (a)	1,114,967
9,336	NVIDIA Corp.	1,019,305
9,646	NXP Semiconductors NV (a)	943,861
14,104	QUALCOMM, Inc.	753,577
23,974	Seagate Technology PLC	1,082,426
12,205	Skyworks Solutions, Inc.	1,119,687
12,860	Texas Instruments, Inc.	971,444
13,954	Western Digital Corp.	1,112,552
16,035	Xilinx, Inc.	933,237
		18,966,788
Data Processing, Hosting and Related Services - 1.9%
9,296	Automatic Data Processing, Inc.	938,803
8,757	Fiserv, Inc. (a)	940,765
		1,879,568
Food Manufacturing - 1.9%
21,127	Mondelez International, Inc.	935,503
10,841	The Kraft Heinz Co.	967,993
		1,903,496
Food Services and Drinking Places - 0.9%
16,257	Starbucks Corp.	897,712
General Merchandise Stores - 2.8%
5,843	Costco Wholesale Corp.	957,960
11,132	Dollar Tree, Inc. (a)	859,279
12,279	Tractor Supply Co.	904,594
		2,721,833
Health and Personal Care Stores - 2.8%
13,406	Express Scripts Holding Co. (a)	923,405
3,575	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	973,401
10,889	Walgreens Boots Alliance Inc.	892,245
		2,789,051
Insurance Carriers and Related Activities - 1.0%
11,462	Verisk Analytics, Inc. Class A (a)	947,220
Machinery Manufacturing - 1.0%
8,974	Lam Research Corp.	1,030,754
Merchant Wholesalers, Durable Goods - 2.0%
6,096	Henry Schein, Inc. (a)	974,506
11,989	KLA-Tencor Corp.	1,020,384
		1,994,890
Miscellaneous Manufacturing - 3.8%
15,603	Dentsply Sirona, Inc.	884,690
11,590	Hasbro, Inc.	956,291
1,462	Intuitive Surgical, Inc. (a)	1,012,713
32,537	Mattel, Inc.	852,795
		3,706,489
Motion Picture and Sound Recording Industries - 1.1%
7,546	Netflix, Inc. (a)	1,061,798
Motor Vehicle and Parts Dealers - 0.9%
3,357	O’Reilly Automotive, Inc. (a)	880,440
Nonstore Retailers - 1.0%
1,237	Amazon.com, Inc. (a)	1,018,645
Other Information Services - 6.3%
580	Alphabet, Inc. Class A (a)	475,710
593	Alphabet, Inc. Class C (a)	472,497
5,683	Baidu, Inc. ADR (a)	994,923
7,820	Facebook, Inc. (a)	1,019,102
7,688	Liberty Global PLC Class A (a)	280,458
7,918	Liberty Global PLC Class C (a)	278,159
10,623	Liberty Global PLC LiLAC Class A (a)	244,541
11,033	Liberty Global PLC LiLAC Class C (a)	246,257
4,400	NetEase.com, Inc. ADR	1,117,160
24,278	Yahoo!, Inc. (a)	1,069,932
		6,198,739
Professional, Scientific, and Technical Services - 4.9%
6,275	Amgen, Inc.	983,167
3,274	Biogen Inc. (a)	907,684
19,162	Cerner Corp. (a)	1,029,191
16,663	Cognizant Technology Solutions Corp. Class A (a)	876,307
31,658	eBay, Inc. (a)	1,007,674
		4,804,023
Publishing Industries (except Internet) - 10.2%
9,053	Adobe Systems, Inc. (a)	1,026,429
12,257	Autodesk, Inc. (a)	996,985
29,275	CA, Inc.	915,429
11,029	Check Point Software Technologies Ltd. (a)	1,089,334
10,336	Citrix Systems, Inc. (a)	942,540
11,789	Electronic Arts, Inc. (a)	983,556
7,991	Intuit, Inc.	947,573
15,046	Microsoft Corp.	972,724
38,926	Symantec Corp.	1,072,411
16,721	Twenty-First Century Fox, Inc. Class A	524,705
16,903	Twenty-First Century Fox, Inc. Class B	524,162
		9,995,848
Rail Transportation - 1.2%
26,009	CSX Corp.	1,206,557
Support Activities for Transportation - 1.0%
8,035	Expedia, Inc.	976,976
Telecommunications - 4.0%
36,602	JD.com, Inc. ADR (a)	1,039,497
9,211	SBA Communications Corp. (a)	969,550
16,443	T-Mobile US, Inc. (a)	1,023,905
37,140	Vodafone Group PLC ADR	924,786
		3,957,738
Transportation Equipment Manufacturing - 2.2%
14,398	PACCAR, Inc.	969,129
4,628	Tesla Motors, Inc. (a)	1,165,932
		2,135,061
Water Transportation - 1.0%
21,242	Norwegian Cruise Line Holdings Ltd. (a)	998,374
	TOTAL COMMON STOCKS (Cost $91,753,302)	$98,295,679

SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
778	Fidelity Investments Money Market Government Portfolio, 0.43% (b)	$778
	TOTAL MONEY MARKET FUNDS (Cost $778)	$778

	TOTAL INVESTMENTS - 99.9% (Cost $91,754,080)	$98,296,457
	Other Assets in Excess of Liabilities - 0.1%	66,644
	TOTAL NET ASSETS - 100.0%	$98,363,101

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at January 31, 2017.

(†)	Less than 0.05%.

ADR - American Depository Receipt

Direxion Zacks MLP High Income Index Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 99.2%
Chemical Manufacturing - 3.9%
25,481	Terra Nitrogen Co. LP	$2,879,353
Gasoline Stations - 3.7%
55,359	Amerigas Partners LP	2,724,217
Merchant Wholesalers, Nondurable Goods - 4.9%
148,507	NGL Energy Partners LP	3,630,996
Mining (except Oil and Gas) - 6.8%
105,736	Alliance Resource Partners LP	2,516,517
152,801	SunCoke Energy Partners LP	2,513,576
		5,030,093
Nonstore Retailers - 3.4%
82,119	Suburban Propane Partners LP	2,481,636
Oil and Gas Extraction - 8.1%
104,731	Enterprise Products Partners LP	2,967,029
73,797	Williams Partners LP	3,028,629
		5,995,658
Petroleum and Coal Products Manufacturing - 7.8%
77,702	MPLX LP	2,941,021
115,939	Western Refining Logistics LP	2,799,927
		5,740,948
Pipeline Transportation - 40.0%
194,370	American Midstream Partners LP	3,556,971
179,581	Enable Midstream Partners LP	2,909,212
75,568	Energy Transfer Partners LP	2,882,919
75,677	Genesis Energy LP	2,744,805
86,527	Holly Energy Partners LP	3,197,173
66,517	ONEOK Partners LP	2,869,543
87,068	Plains All American Pipeline LP	2,733,065
119,073	Summit Midstream Partners LP	2,851,798
103,097	Sunoco Logistics Partners LP	2,631,036
50,679	TC Pipelines LP	3,044,794
		29,421,316
Professional, Scientific, and Technical Services - 3.4%
97,007	Enviva Partners LP	2,512,481
Real Estate - 4.5%
55,209	Icahn Enterprises LP	3,275,550
Support Activities for Mining - 4.4%
183,191	Archrock Partners LP	3,204,011
Utilities - 4.3%
177,054	Energy Transfer Equity LP	3,178,119
Water Transportation - 4.0%
128,947	GasLog Partners LP	2,952,886
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $62,531,018)	$73,027,264

SHORT TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
322,607	Fidelity Investments Money Market Government Portfolio, 0.47% (a)	$322,607
	TOTAL SHORT TERM INVESTMENTS (Cost $322,607)	$322,607

	TOTAL INVESTMENTS (Cost $62,853,625) - 99.6%	$73,349,871
	Other Assets in Excess of Liabilities - 0.4%	275,982
	TOTAL NET ASSETS - 100.0%	$73,625,853

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

Direxion Daily Consumer Staples Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.2%
Money Market Funds - 101.2%
1,827,508	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	$1,827,508
670,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	670,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,497,508) (b)	$2,497,508

	TOTAL INVESTMENTS (Cost $2,497,508) - 101.2%	$2,497,508
	Liabilities in Excess of Other Assets - (1.2)%	(29,047)
	TOTAL NET ASSETS - 100.0%	$2,468,461

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $670,000.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Consumer Staples Select Sector Index	4,674	$2,442,276	0.576%	7/26/2018	$(29,530)

Direxion Daily CSI 300 China A Share Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 25.7%
Money Market Funds - 25.7%
487,784	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$487,784
4,558,132	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	4,558,132
11,765,195	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	11,765,195
6,347,139	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	6,347,139
	TOTAL SHORT TERM INVESTMENTS (Cost $23,158,250) (b)	$23,158,250

	TOTAL INVESTMENTS (Cost $23,158,250) - 25.7%	$23,158,250
	Other Assets in Excess of Liabilities - 74.3%	66,958,461
	TOTAL NET ASSETS - 100.0%	$90,116,711

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,158,250.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	596,715	$13,423,345	(2.223)%	10/30/2017	$(1,898,093)
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	62,889	1,537,636	(2.223)%	1/22/2018	(62,309)
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	892,838	21,187,046	(2.224)%	1/26/2018	(1,135,148)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	413,034	10,127,343	(0.723)%	6/20/2018	(380,231)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	310,046	7,919,206	(0.723)%	6/20/2018	120,126
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,190,852	29,038,910	(0.723)%	7/18/2018	(700,016)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	145,522	3,584,320	(0.723)%	8/15/2018	(47,058)
			$86,817,806			$(4,102,729)

Direxion Daily Energy Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.5%
Money Market Funds - 105.5%
6	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$6
1,057,024	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	1,057,024
	TOTAL SHORT TERM INVESTMENTS (Cost $1,057,030) (b)	$1,057,030

	TOTAL INVESTMENTS (Cost $1,057,030) - 105.5%	$1,057,030
	Liabilities in Excess of Other Assets - (5.5)%	(54,953)
	TOTAL NET ASSETS - 100.0%	$1,002,077

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $250,347.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Energy Select Sector Index	1,371	$965,653	0.587%	9/18/2017	$(39,659)

Direxion Daily MSCI European Financials Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.9%
Money Market Funds - 109.9%
1,009,476	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$1,009,476
2,356,939	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	2,356,939
.	TOTAL SHORT TERM INVESTMENTS (Cost $3,366,415)(b)	$3,366,415

	TOTAL INVESTMENTS - 109.9% (Cost $3,366,415)	$3,366,415
	Liabilities in Excess of Other Assets - (9.9)%	(303,730)
	TOTAL NET ASSETS - 100.0%	$3,062,685

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts.

Total value of securities segregated amounted to $1,009,476.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares MSCI European Financials ETF	155,545	$2,785,046	(0.723)%	4/9/2018	$(295,432)

Direxion Daily Financial Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 114.3%
Money Market Funds - 114.3%
2,141,791	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	$2,141,791
	TOTAL SHORT TERM INVESTMENTS (Cost $2,141,791) (b)	$2,141,791

	TOTAL INVESTMENTS (Cost $2,141,791) - 114.3%	$2,141,791
	Liabilities in Excess of Other Assets - (14.3)%	(268,417)
	TOTAL NET ASSETS - 100.0%	$1,873,374

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $562,689.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Financials Select Sector Index	5,558	$1,351,215	0.377%	5/9/2017	$(252,250)
Credit Suisse International	Financials Select Sector Index	973	277,159	0.377%	7/28/2017	(2,108)
			$1,628,374			$(254,358)

Direxion Daily Gold Miners Index Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 113.0%
Money Market Funds - 113.0%
134,135	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$134,135
1,303,650	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	1,303,650
	TOTAL SHORT TERM INVESTMENTS (Cost $1,437,785) (b)	$1,437,785

	TOTAL INVESTMENTS (Cost $1,437,785) - 113.0%	$1,437,785
	Liabilities in Excess of Other Assets - (13.0%)	(165,684)
	TOTAL NET ASSETS - 100.0%	$1,272,101

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $454,224.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	VanEck Vectors™ Gold Miners ETF	25,872	$555,667	0.537%	9/22/2017	$(63,458)
Citibank N.A.	VanEck Vectors™ Gold Miners ETF	27,288	570,409	0.627%	3/30/2018	(83,576)
			$1,126,076			$(147,034)

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.2%
Money Market Funds - 105.2%
33,533,281	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	$33,533,281
7,675,102	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	7,675,102
	TOTAL SHORT TERM INVESTMENTS (Cost $41,208,383) (b)	$41,208,383

	TOTAL INVESTMENTS (Cost $41,208,383) - 105.2%	$41,208,383
	Liabilities in Excess of Other Assets - (5.2)%	(2,032,102)
	TOTAL NET ASSETS - 100.0%	$39,176,281

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,684,410.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	S&P 500® Index	17,191	$37,271,344	0.727%	11/24/2017	$(2,028,509)

Direxion Daily S&P Biotech Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 25.6%
Money Market Funds - 25.6%
201,223	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$201,223
1,132,871	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	1,132,871
17	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	17
	TOTAL SHORT TERM INVESTMENTS (Cost $1,334,111) (b)	$1,334,111

	TOTAL INVESTMENTS (Cost $1,334,111) - 25.6%	$1,334,111
	Other Assets in Excess of Liabilities - 74.4%	3,877,042
	TOTAL NET ASSETS - 100.0%	$5,211,153

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,334,111.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

		Number of	Notional	Interest Rate	Termination	Unrealized Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P Biotechnology Select Industry Index	920	$4,430,007	(0.473)%	6/12/2017	$(207,619)
Citibank N.A.	S&P Biotechnology Select Industry Index	115	559,773	(0.323)%	2/16/2018	(19,397)
			$4,989,780			$(227,016)

Direxion Daily Technology Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.8%
Money Market Funds - 106.8%
2,016,530	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	$2,016,530
290,068	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(a)	290,068
	TOTAL SHORT TERM INVESTMENTS (Cost $2,306,598)(b)	$2,306,598

	TOTAL INVESTMENTS (Cost $2,306,598) - 106.8%	$2,306,598
	Liabilities in Excess of Other Assets - (6.8)%	(147,274)
	TOTAL NET ASSETS - 100.0%	$2,159,324

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $540,139.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Technology Select Sector Index	1,957	$923,344	0.527%	5/30/2017	$(61,645)
Bank of America Merrill Lynch	Technology Select Sector Index	2,339	1,107,085	0.576%	6/26/2018	(70,216)
			$2,030,429			$(131,861)

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.6%
Money Market Funds - 23.6%
272,094	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	$272,094
280,227	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	280,227
201,583	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	201,583
	TOTAL SHORT TERM INVESTMENTS (Cost $753,904) (b)	$753,904

	TOTAL INVESTMENTS (Cost $753,904) - 23.6%	$753,904
	Other Assets in Excess of Liabilities - 76.4%	2,437,269
	TOTAL NET ASSETS - 100.0%	$3,191,173

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $753,904.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares® Core U.S. Aggregate Bond ETF	6,025	$666,803	0.427%	5/5/2017	$4,215
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	9,966	1,116,189	0.126%	10/26/2017	28,957
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	7,888	870,911	0.477%	12/20/2017	4,214
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	40	4,471	0.477%	1/16/2018	86
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	379	42,513	0.477%	1/17/2018	1,011
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	843	94,700	0.477%	2/21/2018	2,608
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	559	62,475	0.477%	4/18/2018	1,620
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	1,530	169,039	0.477%	5/16/2018	2,712
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	560	60,904	0.477%	6/20/2018	56
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	888	95,979	0.477%	6/20/2018	(468)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	358	38,786	0.477%	8/15/2018	24
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	433	46,774	0.477%	8/15/2018	(112)
			$3,269,544			$44,923

Direxion Daily Utilities Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.2%
Money Market Funds - 101.2%
1,908,645	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	$1,908,645
590,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	590,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,498,645) (b)	$2,498,645

	TOTAL INVESTMENTS (Cost $2,498,645) - 101.2%	$2,498,645
	Liabilities in Excess of Other Assets - (1.2)%	(30,199)
	TOTAL NET ASSETS - 100.0%	$2,468,446

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $590,000.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Utilities Select Sector Index	4,958	$2,438,559	0.526%	7/26/2018	$(29,946)

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.5%
Money Market Funds - 17.5%
253,185	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	$253,185
	TOTAL SHORT TERM INVESTMENTS (Cost $253,185)(b)	$253,185

	TOTAL INVESTMENTS (Cost $253,185) - 17.5%	$253,185
	Other Assets in Excess of Liabilities - 82.5%	1,193,351
	TOTAL NET ASSETS - 100.0%	$1,446,536

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $253,185.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	7,583	$803,629	(1.073)%	3/17/2017	$(32,610)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	6,187	687,696	0.027%	11/17/2017	30,545
			$1,491,325			$(2,065)

Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 16.1%
Money Market Funds - 16.1%
872,682	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	$872,682
	TOTAL SHORT TERM INVESTMENTS (Cost $872,682) (b)	$872,682

	TOTAL INVESTMENTS (Cost $872,682) - 16.1%	$872,682
	Other Assets in Excess of Liabilities - 83.9%	4,536,013
	TOTAL NET ASSETS - 100.0%	$5,408,695

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $872,682.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	45,035	$5,435,953	0.027%	12/15/2017	$6,548

Direxion Daily S&P 500® Bull 1.25X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 89.7%
28,900	SPDR S&P 500 ETF Trust	$6,575,617
	TOTAL INVESTMENT COMPANIES (Cost $6,553,075)	$6,575,617

SHORT TERM INVESTMENTS - 7.1%
Money Market Funds - 7.1%
515,994	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	$515,994
	TOTAL SHORT TERM INVESTMENTS (Cost $515,994)(b)	$515,994

	TOTAL INVESTMENTS (Cost $7,069,069) - 96.8%	$7,091,611
	Other Assets in Excess of Liabilities - 3.2%	236,302
	TOTAL NET ASSETS - 100.0%	$7,327,913

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $515,994.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	1,134	$2,565,810	(0.777)%	3/8/2017	$20,507

Direxion Daily Small Cap Bull 1.25X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value

SHORT TERM INVESTMENTS - 24.4%
Money Market Funds - 24.4%
1,495,102	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	$1,495,102
7,998	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	7,998
	TOTAL SHORT TERM INVESTMENTS (Cost $1,503,100) (b)	$1,503,100

	TOTAL INVESTMENTS (Cost $1,503,100) - 24.4%	$1,503,100
	Other Assets in Excess of Liabilities - 75.6%	4,668,109
	TOTAL NET ASSETS - 100.0%	$6,171,209

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,503,100.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell 2000® Index	4	$5,537	(0.527)%	1/23/2018	$(85)
Credit Suisse International	Russell 2000® Index	5,660	7,797,180	(0.527)%	1/26/2018	(83,893)
			$7,802,717			$(83,978)

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 42.5%
Money Market Funds - 42.5%
1,025,144	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$1,025,144
2,968,785	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	2,968,785
12,973,647	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	12,973,647
5,546,191	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	5,546,191
1,123,218	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	1,123,218
	TOTAL SHORT TERM INVESTMENTS (Cost $23,636,985) (b)	$23,636,985

	TOTAL INVESTMENTS (Cost $23,636,985) - 42.5%	$23,636,985
	Other Assets in Excess of Liabilities - 57.5%	31,979,237
	TOTAL NET ASSETS - 100.0%	$55,616,222

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,636,985.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	892,838	$22,131,366	1.224%	3/28/2017	$411,413
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	596,943	14,828,064	1.223%	4/28/2017	438,734
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	217,433	5,120,569	1.223%	11/16/2017	389,182
Morgan Stanley Capital Services	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	200,000	4,868,487	1.723%	2/13/2018	126,420
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	42,652	1,050,729	(0.027)%	6/20/2018	20,782
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,638,450	41,714,919	(0.027)%	6/20/2018	(424,890)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	567,545	13,611,742	(0.027)%	7/18/2018	548,401
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	213,228	5,255,852	(0.027)%	8/15/2018	64,148
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	89,191	2,225,761	(0.027)%	8/15/2018	(445)
			$110,807,489			$1,573,745

Direxion Daily CSI China Internet Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 25.9%
16,000	Kraneshares CSI China Internet ETF	$609,920
	TOTAL INVESTMENT COMPANIES (Cost $630,544)	$609,920
SHORT TERM INVESTMENTS - 75.5%
Money Market Funds - 75.5%
785,243	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	$785,243
990,565	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	990,565
	TOTAL SHORT TERM INVESTMENTS (Cost $1,775,808) (b)	$1,775,808

	TOTAL INVESTMENTS (Cost $2,406,352) - 101.4%	$2,385,728
	Liabilities in Excess of Other Assets - (1.4)%	(32,963)
	TOTAL NET ASSETS - 100.0%	$2,352,765

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $997,183.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Kraneshares CSI China Internet ETF	107,440	$4,154,927	(1.176)%	5/25/2018	$(32,561)

Direxion Daily Cyber Security & IT Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.3%
Money Market Funds - 28.3%
280,923	Fidelity Investment Money Market Government Portfolio, 0.43% (a)	$280,923
340,275	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	340,275
	TOTAL SHORT TERM INVESTMENTS (Cost $621,198) (b)	$621,198

	TOTAL INVESTMENTS (Cost $621,198) - 28.3%	$621,198
	Other Assets in Excess of Liabilities - 71.7%	1,572,617
	TOTAL NET ASSETS - 100.0%	$2,193,815

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $621,198.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	PureFunds ISE Cyber Security ETF	68,929	$1,499,680	3.224%	3/28/2017	$525,639
Credit Suisse International	PureFunds ISE Cyber Security ETF	85,294	2,430,763	3.224%	2/26/2018	(2,882)
			$3,930,443			$522,757

Direxion Daily Cyber Security & IT Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 86.0%
Money Market Funds - 86.0%
700	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$700
221,139	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	221,139
840,802	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	840,802
	TOTAL SHORT TERM INVESTMENTS (Cost $1,062,641) (b)	$1,062,641

	TOTAL INVESTMENTS (Cost $1,062,641) - 86.0%	$1,062,641
	Other Assets in Excess of Liabilities - 14.0%	173,399
	TOTAL NET ASSETS - 100.0%	$1,236,040

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,062,641.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PureFunds ISE Cyber Security ETF	20,515	$560,178	(4.223)%	2/28/2017	$(24,713)
Bank of America Merrill Lynch	PureFunds ISE Cyber Security ETF	66,378	1,400,231	(4.224)%	3/28/2017	(554,755)
			$1,960,409			$(579,468)

Direxion Daily MSCI European Financials Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.0%
Money Market Funds - 104.0%
1,288,272	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$1,288,272
2,256,483	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	2,256,483
7,390	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	7,390
	TOTAL SHORT TERM INVESTMENTS (Cost $3,552,145)(b)	$3,552,145

	TOTAL INVESTMENTS (Cost $3,552,145) - 104.0%	$3,552,145
	Liabilities in Excess of Other Assets - (4.0)%	(136,578)
	TOTAL NET ASSETS - 100.0%	$3,415,567

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,295,662.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	iShares MSCI Europe Financials ETF	40,213	$777,186	(1.277)%	1/5/2018	$15,476
Citibank N.A.	iShares MSCI Europe Financials ETF	306,722	6,186,011	(0.276)%	2/26/2018	(146,938)
			$6,963,197			$(131,462)

Direxion Daily High Yield Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 52.5%
Money Market Funds - 52.5%
2,698,744	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	$2,698,744
	TOTAL SHORT TERM INVESTMENTS (Cost $2,698,744)(b)	$2,698,744

	TOTAL INVESTMENTS (Cost $2,698,744) - 52.5%	$2,698,744
	Other Assets in Excess of Liabilities - 47.5%	2,443,987
	TOTAL NET ASSETS - 100.0%	$5,142,731

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at January 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $2,698,744.

Short Equity Swap Contracts (Unaudited)
January 31, 2017
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	SPDR® Bloomberg Barclays High Yield Bond ETF	278,663	$9,895,288	0.327%	6/16/2017	$(627,425)

Direxion Daily Pharmaceutical & Medical Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 42.5%
Money Market Funds - 42.5%
462,429	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	$462,429
	TOTAL SHORT TERM INVESTMENTS (Cost $462,429) (b)	$462,429

	TOTAL INVESTMENTS (Cost $462,429) - 42.5%	$462,429
	Other Assets in Excess of Liabilities - 57.5%	626,839
	TOTAL NET ASSETS - 100.0%	$1,089,268

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $462,429.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Dynamic Pharmaceutical IntellidexSM Index	47	$254,021	(1.027)%	11/14/2017	$(3,865)
Credit Suisse International	Dynamic Pharmaceutical IntellidexSM Index	362	2,019,004	(1.227)%	4/17/2018	(92,277)
			$2,273,025			$(96,142)

Direxion Daily Pharmaceutical & Medical Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 51.1%
Money Market Funds - 51.1%
332,079	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$332,079
923,073	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	923,073
	TOTAL SHORT TERM INVESTMENTS (Cost $1,255,152) (b)	$1,255,152

	TOTAL INVESTMENTS (Cost $1,255,152) - 51.1%	$1,255,152
	Other Assets in Excess of Liabilities - 48.9%	1,202,305
	TOTAL NET ASSETS - 100.0%	$2,457,457

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,255,152.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Dynamic Pharmaceutical IntellidexSM Index	275	$1,634,848	0.477%	7/20/2017	$167,098
Deutsche Bank AG London	Dynamic Pharmaceutical IntellidexSM Index	579	3,075,739	0.377%	11/14/2017	(7,850)
Credit Suisse International	Dynamic Pharmaceutical IntellidexSM Index	69	477,912	0.327%	4/17/2018	104,312
			$5,188,499			$263,560

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 59.8%
8,400	SPDR® S&P 500® ETF Trust	$1,911,252
	TOTAL INVESTMENT COMPANIES (Cost $1,904,700)	$1,911,252

SHORT TERM INVESTMENTS - 19.0%
Money Market Funds - 19.0%
7,221	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$7,221
3	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	3
600,654	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(a)	600,654
	TOTAL SHORT TERM INVESTMENTS (Cost $607,878)(b)	$607,878

	TOTAL INVESTMENTS (Cost $2,512,578) - 78.8%	$2,519,130
	Other Assets in Excess of Liabilities - 21.2%	679,571
	TOTAL NET ASSETS - 100.0%	$3,198,701

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $607,878.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P 500® Index	1,052	$2,381,599	(0.976)%	4/25/2017	$17,012
Credit Suisse International	S&P 500® Index	917	1,787,952	(0.977)%	3/19/2018	327,272
			$4,169,551			$344,284

Direxion Daily Silver Miners Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 108.4%
Money Market Funds - 108.4%
3,138,905	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	$3,138,905
	TOTAL SHORT TERM INVESTMENTS (Cost $3,138,905) (b)	$3,138,905

	TOTAL INVESTMENTS (Cost $3,138,905) - 108.4%	$3,138,905
	Liabilities in Excess of Other Assets - (8.4)%	(243,742)
	TOTAL NET ASSETS - 100.0%	$2,895,163

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,138,905.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Global X Silver Miners ETF	95,532	$4,105,699	(1.037)%	10/10/2017	$(366,010)
Deutsche Bank AG London	Global X Silver Miners ETF	56,128	2,044,874	(1.177)%	11/7/2017	96,990
			$6,150,573			$(269,020)

Direxion Daily Silver Miners Index Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.9%
Money Market Funds - 100.9%
2,687,224	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	$2,687,224
	TOTAL SHORT TERM INVESTMENTS (Cost $2,687,224) (b)	$2,687,224

	TOTAL INVESTMENTS (Cost $2,687,224) - 100.9%	$2,687,224
	Liabilities in Excess of Other Assets - (0.9)%	(23,622)
	TOTAL NET ASSETS - 100.0%	$2,663,602

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,683,418.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Global X Silver Miners ETF	62,134	$2,259,790	(2.223)%	1/15/2018	$(114,171)
Credit Suisse International	Global X Silver Miners ETF	77,399	3,444,033	0.587%	3/14/2018	397,782
			$5,703,823			$283,611

Direxion Daily Small Cap Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 41.5%
Money Market Funds - 41.5%
651,406	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$651,406
453,295	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	453,295
1,543	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	1,543
	TOTAL SHORT TERM INVESTMENTS (Cost $1,106,244) (b)	$1,106,244

	TOTAL INVESTMENTS (Cost $1,106,244) - 41.5%	$1,106,244
	Other Assets in Excess of Liabilities - 58.5%	1,557,989
	TOTAL NET ASSETS - 100.0%	$2,664,233

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,106,244.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Russell 2000® Index	2,209	$2,279,393	(0.477)%	2/28/2017	$763,191
Credit Suisse International	Russell 2000® Index	1,704	2,314,851	(0.577)%	3/26/2018	10,810
			$4,594,244			$774,001

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 17.1%
36,884	SPDR S&P MidCap 400® ETF Trust	$11,312,323
	TOTAL INVESTMENT COMPANIES (Cost $10,484,544)	$11,312,323

SHORT TERM INVESTMENTS - 46.2%
Money Market Funds - 46.2%
12,178	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$12,178
14,625,451	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	14,625,451
9,371,875	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	9,371,875
6,602,704	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	6,602,704
	TOTAL SHORT TERM INVESTMENTS (Cost $30,612,208) (b)	$30,612,208

	TOTAL INVESTMENTS (Cost $41,096,752) - 63.3%	$41,924,531
	Other Assets in Excess of Liabilities - 36.7%	24,341,316
	TOTAL NET ASSETS - 100.0%	$66,265,847

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,612,208.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P MidCap 400® Index	52,947	$79,281,589	(0.997)%	2/7/2017	$10,340,807
UBS Securities LLC	S&P MidCap 400® Index	10,927	17,608,941	(1.127)%	12/14/2017	845,167
Bank of America Merrill Lynch	S&P MidCap 400® Index	15,327	25,911,689	(1.076)%	1/26/2018	(48,820)
BNP Paribas	S&P MidCap 400® Index	18,721	28,492,051	(1.027)%	5/16/2018	3,146,987
Deutsche Bank AG London	S&P MidCap 400® Index	13,201	22,263,062	(1.027)%	7/24/2018	9,969
			$173,557,332			$14,294,110

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.6%
Money Market Funds - 70.6%
176,182	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$176,182
5,055,139	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	5,055,139
2,341,978	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	2,341,978
711,750	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	711,750
	TOTAL SHORT TERM INVESTMENTS (Cost $8,285,049) (b)	$8,285,049

	TOTAL INVESTMENTS (Cost $8,285,049) - 70.6%	$8,285,049
	Other Assets in Excess of Liabilities - 29.4%	3,445,390
	TOTAL NET ASSETS - 100.0%	$11,730,439

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,285,049.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P MidCap 400® Index	1,450	$2,440,083	0.476%	10/26/2017	$(6,852)
Credit Suisse International	S&P MidCap 400® Index	9,671	15,415,828	1.027%	11/30/2017	(931,741)
BNP Paribas	S&P MidCap 400® Index	342	520,064	0.377%	3/21/2018	(59,921)
Citibank N.A.	S&P MidCap 400® Index	555	850,505	0.377%	3/22/2018	(89,364)
BNP Paribas	S&P MidCap 400® Index	776	1,190,895	0.377%	4/18/2018	(123,905)
BNP Paribas	S&P MidCap 400® Index	90	136,610	0.377%	5/16/2018	(15,801)
BNP Paribas	S&P MidCap 400® Index	1,344	2,236,478	0.377%	6/20/2018	(33,503)
BNP Paribas	S&P MidCap 400® Index	1,947	3,295,573	0.377%	6/20/2018	5,742
BNP Paribas	S&P MidCap 400® Index	1,420	2,377,542	0.377%	7/18/2018	(19,566)
Deutsche Bank AG London	S&P MidCap 400® Index	3,263	5,450,533	0.527%	7/24/2018	(57,443)
			$33,914,111			$(1,332,354)

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 25.1%
561,996	SPDR® S&P 500® ETF Trust	$127,870,950
	TOTAL INVESTMENT COMPANIES (Cost $128,007,151)	$127,870,950

SHORT TERM INVESTMENTS - 43.3%
Money Market Funds - 43.3%
18,361,349	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$18,361,349
74,096,271	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	74,096,271
85,440,133	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	85,440,133
42,647,518	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	42,647,518
	TOTAL SHORT TERM INVESTMENTS (Cost $220,545,271) (b)	$220,545,271

	TOTAL INVESTMENTS (Cost $348,552,422) - 68.4%	$348,416,221
	Other Assets in Excess of Liabilities - 31.6%	160,685,163
	TOTAL NET ASSETS - 100.0%	$509,101,384

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $220,545,271.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	S&P 500® Index	85,618	$193,692,073	(1.177)%	11/7/2017	$1,455,408
UBS Securities LLC	S&P 500® Index	152,945	335,862,404	(1.127)%	12/20/2017	13,093,303
Bank of America Merrill Lynch	S&P 500® Index	75,207	170,467,635	(0.976)%	1/26/2018	990,623
Credit Suisse International	S&P 500® Index	184,361	418,616,013	(1.077)%	2/20/2018	1,496,589
Citibank N.A.	S&P 500® Index	42,988	91,710,883	(0.977)%	2/28/2018	6,573,623
BNP Paribas	S&P 500® Index	44,546	95,415,413	(1.027)%	5/16/2018	6,336,347
BNP Paribas	S&P 500® Index	28,432	62,554,029	(1.027)%	6/20/2018	2,335,207
			$1,368,318,450			$32,281,100

Direxion Daily S&P 500® Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 3.9%
959,500	Direxion Daily S&P 500® Bear 1X Shares (a)(b)	$17,491,685
	TOTAL INVESTMENT COMPANIES (Cost $18,682,021)	$17,491,685

SHORT TERM INVESTMENTS - 67.1%
Money Market Funds - 67.1%
23,766,875	Dreyfus Treasury Securities Cash Management, 0.36% (c)	$23,766,875
92,332,848	Fidelity Investments Money Market Government Portfolio, 0.43%(c)	92,332,848
108,540,800	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(c)	108,540,800
78,716,773	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (c)	78,716,773
	TOTAL SHORT TERM INVESTMENTS (Cost $303,357,296) (d)	$303,357,296

	TOTAL INVESTMENTS (Cost $322,039,317) - 71.0%	$320,848,981
	Other Assets in Excess of Liabilities - 29.0%	130,929,727
	TOTAL NET ASSETS - 100.0%	$451,778,708

Percentages are stated as a percent of net assets.

(a) Affiliate of the Adviser, Rafferty Asset Management, LLC.

(b) Non-income producing security.

(c) Represents annualized seven-day yield at January 31, 2017.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $303,357,296.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	S&P 500® Index	192,951	$423,916,460	0.702%	3/3/2017	$(16,626,553)
Citibank N.A.	S&P 500® Index	40,962	87,722,077	0.427%	3/24/2017	(6,114,850)
Credit Suisse International	S&P 500® Index	120,022	255,871,209	0.527%	11/30/2017	(19,462,816)
Deutsche Bank AG London	S&P 500® Index	47,156	107,136,257	0.927%	2/20/2018	(320,575)
Bank of America Merrill Lynch	S&P 500® Index	137,094	314,856,253	0.828%	2/23/2018	2,439,499
BNP Paribas	S&P 500® Index	3,934	8,513,243	0.527%	5/16/2018	(480,799)
BNP Paribas	S&P 500® Index	38,531	84,489,162	0.527%	6/20/2018	(3,507,288)
BNP Paribas	S&P 500® Index	6,415	14,528,352	0.527%	8/15/2018	(90,820)
			$1,297,033,013			$(44,164,202)

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 8.3%
447,967	iShares Russell 2000 ETF	$60,578,577
	TOTAL INVESTMENT COMPANIES (Cost $60,890,060)	$60,578,577
SHORT TERM INVESTMENTS - 56.5%
Money Market Funds - 56.5%
87,823,564	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$87,823,564
48,896,478	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	48,896,478
138,697,383	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	138,697,383
118,513,144	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	118,513,144
18,078,182	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	18,078,182
	TOTAL SHORT TERM INVESTMENTS (Cost $412,008,751) (b)	$412,008,751

	TOTAL INVESTMENTS (Cost $472,898,811) - 64.8%	$472,587,328
	Other Assets in Excess of Liabilities - 35.2%	256,576,114
	TOTAL NET ASSETS - 100.0%	$729,163,442

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $412,008,751.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Russell 2000® Index	304,809	$416,890,759	(0.527)%	3/24/2017	$(1,551,838)
Morgan Stanley Capital Services	Russell 2000® Index	60,247	80,308,820	(0.627)%	1/3/2018	1,801,585
UBS Securities LLC	Russell 2000® Index	345,521	467,256,341	(0.677)%	2/16/2018	3,248,392
Credit Suisse International	Russell 2000® Index	259,920	352,007,327	(0.607)%	2/20/2018	1,944,693
BNP Paribas	Russell 2000® Index	54,776	66,141,797	(0.577)%	5/16/2018	8,636,150
BNP Paribas	Russell 2000® Index	183,177	241,041,002	(0.577)%	6/20/2018	8,817,528
Bank of America Merrill Lynch	Russell 2000® Index	350,526	474,023,338	(0.626)%	7/26/2018	3,305,674
BNP Paribas	Russell 2000® Index	2,841	3,894,170	(0.577)%	8/15/2018	(25,222)
			$2,101,563,554			$26,176,962

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.6%
Money Market Funds - 81.6%
70,298,998	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$70,298,998
37,300,614	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	37,300,614
129,442,362	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	129,442,362
160,180,769	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	160,180,769
21,842,313	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	21,842,313
	TOTAL SHORT TERM INVESTMENTS (Cost $419,065,056) (b)	$419,065,056

	TOTAL INVESTMENTS (Cost $419,065,056) - 81.6%	$419,065,056
	Other Assets in Excess of Liabilities - 18.4%	94,510,506
	TOTAL NET ASSETS - 100.0%	$513,575,562

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $419,065,056.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Russell 2000® Index	258,156	$351,470,327	(0.073)%	4/4/2017	$(306,874)
Bank of America Merrill Lynch	Russell 2000® Index	325,381	377,937,940	0.176%	11/27/2017	(68,778,083)
Credit Suisse International	Russell 2000® Index	80,605	109,223,135	(0.473)%	12/7/2017	(629,515)
Morgan Stanley Capital Services	Russell 2000® Index	63,942	87,347,420	0.177%	1/9/2018	199,722
UBS Securities LLC	Russell 2000® Index	129,824	175,922,183	(0.179)%	2/23/2018	(897,258)
BNP Paribas	Russell 2000® Index	79,406	98,495,377	0.027%	4/18/2018	(10,146,057)
BNP Paribas	Russell 2000® Index	60,858	71,120,388	0.027%	5/16/2018	(12,073,051)
BNP Paribas	Russell 2000® Index	112,626	149,525,216	0.027%	6/20/2018	(4,195,044)
BNP Paribas	Russell 2000® Index	20,586	28,212,448	0.027%	8/15/2018	176,092
			$1,449,254,434			$(96,650,068)

Direxion Daily MSCI Brazil Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 2.5%
48,580	iShares MSCI Brazil Capped ETF	$1,791,145
	TOTAL INVESTMENT COMPANIES (Cost $1,755,633)	$1,791,145
SHORT TERM INVESTMENTS - 55.7%
Money Market Funds - 55.7%
10,414,329	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$10,414,329
6,735,578	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	6,735,578
14,928,113	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	14,928,113
4,875,752	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	4,875,752
2,225,596	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	2,225,596
	TOTAL SHORT TERM INVESTMENTS (Cost $39,179,368) (b)	$39,179,368

	TOTAL INVESTMENTS (Cost $40,935,001) - 58.2%	$40,970,513
	Other Assets in Excess of Liabilities - 41.8%	29,410,907
	TOTAL NET ASSETS - 100.0%	$70,381,420

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,179,368.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	iShares MSCI Brazil Capped ETF	453,845	$9,854,452	(0.877)%	3/23/2017	$7,124,312
Bank of America Merrill Lynch	iShares MSCI Brazil Capped ETF	557,198	19,459,907	(0.876)%	4/25/2017	1,209,338
UBS Securities LLC	iShares MSCI Brazil Capped ETF	1,435,344	46,156,037	(0.777)%	5/11/2017	7,284,960
Credit Suisse International	iShares MSCI Brazil Capped ETF	1,046,352	34,339,290	(0.777)%	9/11/2017	4,433,519
Citibank N.A.	iShares MSCI Brazil Capped ETF	1,437,767	52,032,788	(0.777)%	2/20/2018	961,966
BNP Paribas	iShares MSCI Brazil Capped ETF	422,203	15,156,177	(0.777)%	7/18/2018	403,949
BNP Paribas	iShares MSCI Brazil Capped ETF	325,469	12,321,541	(0.777)%	8/15/2018	(323,041)
			$189,320,192			$21,095,003

Direxion Daily MSCI Developed Markets Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 5.0%
16,658	iShares MSCI EAFE ETF	$993,317
	TOTAL INVESTMENT COMPANIES (Cost $946,551)	$993,317

SHORT TERM INVESTMENTS - 57.9%
Money Market Funds - 57.9%
2,319,124	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$2,319,124
7,679,802	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	7,679,802
1,481,288	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	1,481,288
	TOTAL SHORT TERM INVESTMENTS (Cost $11,480,214)(b)	$11,480,214

	TOTAL INVESTMENTS (Cost $12,426,765) - 62.9%	$12,473,531
	Other Assets in Excess of Liabilities - 37.1%	7,366,846
	TOTAL NET ASSETS - 100.0%	$19,840,377

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,480,214.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	94,275	$5,593,772	(1.176)%	5/25/2017	$145,742
Deutsche Bank AG London	iShares MSCI EAFE ETF	359,969	20,951,031	(0.977)%	5/30/2017	645,786
Citibank N.A.	iShares MSCI EAFE ETF	182,485	10,593,230	(1.027)%	11/17/2017	494,213
Credit Suisse International	iShares MSCI EAFE ETF	344,789	20,035,624	(0.977)%	11/21/2017	637,064
			$57,173,657			$1,922,805

Direxion Daily MSCI Developed Markets Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.6%
Money Market Funds - 69.6%
578,453	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$578,453
2,319,185	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	2,319,185
2,251,928	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	2,251,928
	TOTAL SHORT TERM INVESTMENTS (Cost $5,149,566) (b)	$5,149,566

	TOTAL INVESTMENTS (Cost $5,149,566) - 69.6%	$5,149,566
	Other Assets in Excess of Liabilities - 30.4%	2,247,329
	TOTAL NET ASSETS - 100.0%	$7,396,895

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,149,566.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares MSCI EAFE ETF	48,164	$2,832,614	0.577%	2/7/2017	$(44,261)
Credit Suisse International	iShares MSCI EAFE ETF	122,227	7,155,769	0.527%	11/8/2017	(197,181)
Deutsche Bank AG London	iShares MSCI EAFE ETF	51,971	3,024,964	0.477%	11/17/2017	(92,736)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	149,779	8,997,224	0.878%	7/26/2018	67,000
			$22,010,571			$(267,178)

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 6.6%
289,649	iShares MSCI Emerging Markets ETF	$10,815,494
	TOTAL INVESTMENT COMPANIES (Cost $10,740,549)	$10,815,494

SHORT TERM INVESTMENTS - 54.7%
Money Market Funds - 54.7%
9,050,613	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$9,050,613
19,273,613	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	19,273,613
39,226,647	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	39,226,647
22,557,367	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	22,557,367
	TOTAL SHORT TERM INVESTMENTS (Cost $90,108,240) (b)	$90,108,240

	TOTAL INVESTMENTS (Cost $100,848,789) - 61.3%	$100,923,734
	Other Assets in Excess of Liabilities - 38.7%	63,670,046
	TOTAL NET ASSETS - 100.0%	$164,593,780

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $90,108,240.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	3,006,922	$90,117,452	(0.926)%	3/28/2017	$23,672,128
Citibank N.A.	iShares MSCI Emerging Markets ETF	1,279,982	45,375,585	(0.827)%	7/10/2017	2,737,936
BNP Paribas	iShares MSCI Emerging Markets ETF	1,106,531	36,874,330	(0.777)%	12/20/2017	4,306,099
BNP Paribas	iShares MSCI Emerging Markets ETF	568,344	19,247,978	(0.777)%	1/16/2018	1,906,773
BNP Paribas	iShares MSCI Emerging Markets ETF	1,015,895	33,539,921	(0.777)%	1/17/2018	4,278,482
Credit Suisse International	iShares MSCI Emerging Markets ETF	3,316,437	119,142,924	(0.577)%	1/17/2018	5,078,349
UBS Securities LLC	iShares MSCI Emerging Markets ETF	2,640,200	96,388,758	(0.775)%	2/22/2018	2,178,109
			$440,686,948			$44,157,876

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 89.0%
Money Market Funds - 89.0%
16,355,262	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$16,355,262
24,169,691	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	24,169,691
49,402,606	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	49,402,606
3,902,174	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	3,902,174
9,815,809	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	9,815,809
	TOTAL SHORT TERM INVESTMENTS (Cost $103,645,542)(b)	$103,645,542

	TOTAL INVESTMENTS (Cost $103,645,542) - 89.0%	$103,645,542
	Other Assets in Excess of Liabilities - 11.0%	12,821,290
	TOTAL NET ASSETS - 100.0%	$116,466,832

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $103,645,542.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation /
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares MSCI Emerging Markets ETF	1,815,781	$65,060,267	0.127%	2/24/2017	$(2,779,765)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	880,113	31,126,953	0.127%	4/10/2017	(2,091,589)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	400,000	14,885,022	0.526%	11/27/2017	(192,160)
Credit Suisse International	iShares MSCI Emerging Markets ETF	2,744,102	98,409,998	0.177%	12/19/2017	(4,668,772)
BNP Paribas	iShares MSCI Emerging Markets ETF	2,754,577	89,895,003	0.277%	1/17/2018	(12,939,234)
BNP Paribas	iShares MSCI Emerging Markets ETF	100,000	3,750,250	0.277%	2/21/2018	17,821
BNP Paribas	iShares MSCI Emerging Markets ETF	183,575	6,537,443	0.277%	2/21/2018	(314,625)
BNP Paribas	iShares MSCI Emerging Markets ETF	479,166	16,769,579	0.277%	7/18/2018	(1,117,417)
			$326,434,515			$(24,085,741)

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 2.0%
70,147	iShares China Large-Cap ETF	$2,573,694
	TOTAL INVESTMENT COMPANIES (Cost $2,566,609)	$2,573,694

SHORT TERM INVESTMENTS - 63.8%
Money Market Funds - 63.8%
23,237,109	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$23,237,109
34,117,790	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	34,117,790
6,017,387	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	6,017,387
19,761,779	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	19,761,779
	TOTAL SHORT TERM INVESTMENTS (Cost $83,134,065) (b)	$83,134,065

	TOTAL INVESTMENTS (Cost $85,700,674) - 65.8%	$85,707,759
	Other Assets in Excess of Liabilities - 34.2%	44,549,561
	TOTAL NET ASSETS - 100.0%	$130,257,320

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $83,134,065.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares China Large-Cap ETF	3,178,670	116,340,499	(0.977)%	12/22/2017	1,772,539
Credit Suisse International	iShares China Large-Cap ETF	2,316,908	86,814,543	(1.057)%	1/12/2018	(335,701)
Deutsche Bank AG London	iShares China Large-Cap ETF	2,361,541	88,190,033	(0.827)%	2/21/2018	(356,249)
Bank of America Merrill Lynch	iShares China Large-Cap ETF	2,106,577	77,627,362	(0.978)%	2/23/2018	(347,600)
BNP Paribas	iShares China Large-Cap ETF	156,270	5,664,358	(1.027)%	6/20/2018	58,864
BNP Paribas	iShares China Large-Cap ETF	314,539	11,728,110	(1.027)%	6/20/2018	(207,210)
BNP Paribas	iShares China Large-Cap ETF	145,991	5,329,763	(1.027)%	8/15/2018	25,111
			$391,694,668			$609,754

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.2%
Money Market Funds - 70.2%
12,628,045	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$12,628,045
19,867,580	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	19,867,580
5,910,244	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	5,910,244
10,314,765	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	10,314,765
	TOTAL SHORT TERM INVESTMENTS (Cost $48,720,634) (b)	$48,720,634

	TOTAL INVESTMENTS (Cost $48,720,634) - 70.2%	$48,720,634
	Other Assets in Excess of Liabilities -29.8%	20,652,964
	TOTAL NET ASSETS - 100.0%	$69,373,598

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,720,634.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	iShares China Large-Cap ETF	676,477	$24,773,886	0.227%	2/27/2017	$(351,583)
Bank of America Merrill Lynch	iShares China Large-Cap ETF	986,116	35,075,207	0.276%	11/27/2017	(1,548,251)
Citibank N.A.	iShares China Large-Cap ETF	1,429,856	49,901,729	0.127%	12/19/2017	(2,604,841)
UBS Securities LLC	iShares China Large-Cap ETF	266,854	9,702,184	0.377%	2/2/2018	(266,184)
Credit Suisse International	iShares China Large-Cap ETF	1,906,282	72,264,792	0.587%	3/26/2018	1,136,506
BNP Paribas	iShares China Large-Cap ETF	109,183	4,090,269	0.227%	6/20/2018	85,343
BNP Paribas	iShares China Large-Cap ETF	95,452	3,421,502	0.227%	6/20/2018	(79,791)
BNP Paribas	iShares China Large-Cap ETF	202,196	7,376,656	0.227%	7/18/2018	(41,059)
			$206,606,225			$(3,669,860)

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 4.2%
21,169	Vanguard FTSE Europe ETF	$1,044,902
	TOTAL INVESTMENT COMPANIES (Cost $1,015,816)	$1,044,902

SHORT TERM INVESTMENTS - 59.5%
Money Market Funds - 59.5%
8,269	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$8,269
2,795,630	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	2,795,630
2,836,313	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	2,836,313
9,255,128	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	9,255,128
	TOTAL SHORT TERM INVESTMENTS (Cost $14,895,340)(b)	$14,895,340

	TOTAL INVESTMENTS (Cost $15,911,156) - 63.7%	$15,940,242
	Other Assets in Excess of Liabilities - 36.3%	9,066,597
	TOTAL NET ASSETS - 100.0%	$25,006,839

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,895,340.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Vanguard FTSE Europe ETF	358,626	$17,127,140	(1.127)%	11/13/2017	$591,774
UBS Securities LLC	Vanguard FTSE Europe ETF	50,188	2,495,517	(1.127)%	11/13/2017	(18,572)
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	785,740	36,954,040	(1.276)%	11/27/2017	1,894,672
Credit Suisse International	Vanguard FTSE Europe ETF	304,148	14,903,252	(1.171)%	2/23/2018	105,130
			$71,479,949			$2,573,004

Direxion Daily MSCI Japan Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 66.7%
Money Market Funds - 66.7%
2,997,545	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	$2,997,545
1,721,877	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	1,721,877
	TOTAL SHORT TERM INVESTMENTS (Cost $4,719,422) (b)	$4,719,422

	TOTAL INVESTMENTS (Cost $4,719,422) - 66.7%	$4,719,422
	Other Assets in Excess of Liabilities - 33.3%	2,357,593
	TOTAL NET ASSETS - 100.0%	$7,077,015

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,719,422.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	92,466	$4,398,341	(1.077)%	2/27/2017	$310,112
BNP Paribas	iShares MSCI Japan ETF	16,430	784,988	(1.027)%	12/20/2017	41,704
Deutsche Bank AG London	iShares MSCI Japan ETF	194,943	9,845,467	(0.977)%	2/16/2018	105,511
BNP Paribas	iShares MSCI Japan ETF	14,953	757,942	(1.027)%	4/17/2018	(4,061)
BNP Paribas	iShares MSCI Japan ETF	8,481	424,487	(1.027)%	4/18/2018	3,189
BNP Paribas	iShares MSCI Japan ETF	13,280	660,251	(1.027)%	5/16/2018	9,680
BNP Paribas	iShares MSCI Japan ETF	28,344	1,416,074	(1.027)%	6/20/2018	14,677
BNP Paribas	iShares MSCI Japan ETF	22,895	1,144,607	(1.027)%	7/18/2018	12,319
BNP Paribas	iShares MSCI Japan ETF	5,395	273,311	(1.027)%	7/18/2018	(641)
BNP Paribas	iShares MSCI Japan ETF	5,580	281,804	(1.027)%	8/15/2018	305
BNP Paribas	iShares MSCI Japan ETF	17,066	871,083	(1.027)%	8/15/2018	(8,273)
			$20,858,355			$484,522

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 51.5%
268,164	iShares Latin America 40 ETF	$8,120,006
	TOTAL INVESTMENT COMPANIES (Cost $8,189,947)	$8,120,006
SHORT TERM INVESTMENTS - 46.0%
Money Market Funds - 46.0%
2,078,195	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$2,078,195
2,908,282	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	2,908,282
1,692,879	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	1,692,879
581,788	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	581,788
	TOTAL SHORT TERM INVESTMENTS (Cost $7,261,144) (b)	$7,261,144

	TOTAL INVESTMENTS (Cost $15,451,091) - 97.5%	$15,381,150
	Other Assets in Excess of Liabilities - 2.5%	399,004
	TOTAL NET ASSETS - 100.0%	$15,780,154

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $7,261,144.

Long Equity Swap Contracts (Unaudited)
January 31, 2017
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
BNP Paribas	iShares Latin America 40 ETF	9,055	$242,994	(1.027)%	2/15/2017	$28,724
Deutsche Bank AG London	iShares Latin America 40 ETF	465,218	8,750,751	(1.027)%	2/20/2017	5,469,574
BNP Paribas	iShares Latin America 40 ETF	54,152	1,302,574	(1.027)%	3/15/2017	324,317
Morgan Stanley Capital Services	iShares Latin America 40 ETF	66,721	1,959,988	(1.327)%	8/2/2017	68,627
Credit Suisse International	iShares Latin America 40 ETF	181,135	5,431,810	(0.977)%	9/18/2017	51,337
BNP Paribas	iShares Latin America 40 ETF	154,605	3,245,317	(1.027)%	9/20/2017	1,412,201
Citibank N.A.	iShares Latin America 40 ETF	364,443	10,386,625	(1.027)%	2/9/2018	641,934
			$31,320,059			$7,996,714

Direxion Daily MSCI India Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 50.0%
1,400,000	iShares MSCI India ETF	$39,704,000
	TOTAL INVESTMENT COMPANIES (Cost $37,907,134)	$39,704,000

SHORT TERM INVESTMENTS - 45.3%
Money Market Funds - 45.3%
14,189	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$14,189
25,453,405	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	25,453,405
10,575,309	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	10,575,309
6	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(a)	6
	TOTAL SHORT TERM INVESTMENTS (Cost $36,042,909)(b)	$36,042,909

	TOTAL INVESTMENTS (Cost $73,950,043) - 95.3%	$75,746,909
	Other Assets in Excess of Liabilities - 4.7%	3,726,443
	TOTAL NET ASSETS - 100.0%	$79,473,352

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,042,909.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	iShares MSCI India ETF	2,617,179	$71,864,697	(1.327)%	12/13/2017	$2,425,756
Deutsche Bank AG London	iShares MSCI India ETF	4,389,750	117,959,203	(1.177)%	2/5/2018	6,425,176
			$189,823,900			$8,850,932

Direxion Daily Russia Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 21.0%
1,899,357	Market Vectors® Russia ETF	$40,608,253
	TOTAL INVESTMENT COMPANIES (Cost $41,207,476)	$40,608,253

SHORT TERM INVESTMENTS - 56.7%
Money Market Funds - 56.7%
35,248,026	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$35,248,026
44,703,097	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	44,703,097
14,756,181	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	14,756,181
14,838,141	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	14,838,141
	TOTAL SHORT TERM INVESTMENTS (Cost $109,545,445) (b)	$109,545,445

	TOTAL INVESTMENTS (Cost $150,752,921) - 77.7%	$150,153,698
	Other Assets in Excess of Liabilities - 22.3%	43,193,658
	TOTAL NET ASSETS - 100.0%	$193,347,356

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $109,545,445.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	VanEck VectorsTM Russia ETF	3,014,485	$59,284,267	(1.226)%	3/28/2017	$6,067,903
BNP Paribas	VanEck VectorsTM Russia ETF	2,581,840	40,507,988	(1.127)%	9/20/2017	14,382,365
Deutsche Bank AG London	VanEck VectorsTM Russia ETF	3,626,547	77,626,004	(1.277)%	11/20/2017	(151,313)
Citibank N.A.	VanEck VectorsTM Russia ETF	8,280,441	176,207,785	(1.277)%	2/20/2018	740,560
Credit Suisse International	VanEck VectorsTM Russia ETF	7,727,794	164,432,815	(1.227)%	2/20/2018	711,878
			$518,058,859			$21,751,393

Direxion Daily Russia Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.2%
Money Market Funds - 100.2%
7,547,100	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$7,547,100
14,030,774	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	14,030,774
11,987,470	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	11,987,470
5,475,931	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(a)	5,475,931
	TOTAL SHORT TERM INVESTMENTS (Cost $39,041,275)(b)	$39,041,275

	TOTAL INVESTMENTS (Cost $39,041,275) - 100.2%	$39,041,275
	Liabilities in Excess of Other Assets - (0.2)%	(75,522)
	TOTAL NET ASSETS - 100.0%	$38,965,753

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,041,275.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	VanEck VectorsTM Russia ETF	1,173,911	$23,682,418	0.627%	2/14/2017	$(1,569,065)
Deutsche Bank AG London	VanEck VectorsTM Russia ETF	1,403,067	29,667,172	0.277%	3/1/2017	(327,188)
Citibank N.A.	VanEck VectorsTM Russia ETF	1,008,803	18,346,456	0.277%	3/17/2017	(3,556,237)
BNP Paribas	VanEck VectorsTM Russia ETF	554,300	9,515,428	0.377%	12/19/2017	(2,319,379)
Bank of America Merrill Lynch	VanEck VectorsTM Russia ETF	703,156	13,361,631	0.476%	12/20/2017	(1,900,637)
BNP Paribas	VanEck VectorsTM Russia ETF	624,501	11,076,432	0.377%	5/16/2018	(2,275,399)
			$105,649,537			$(11,947,905)

Direxion Daily MSCI South Korea Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 60.9%
48,000	iShares MSCI South Korea Capped ETF	$2,778,240
	TOTAL INVESTMENT COMPANIES (Cost $2,741,760)	$2,778,240
SHORT TERM INVESTMENTS - 18.5%
Money Market Funds - 18.5%
85	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$85
841,787	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	841,787
	TOTAL SHORT TERM INVESTMENTS (Cost $841,872) (b)	$841,872

	TOTAL INVESTMENTS (Cost $3,583,632) - 79.4%	$3,620,112
	Assets in Excess of Liabilities - 20.6%	940,812
	TOTAL NET ASSETS - 100.0%	$4,560,924

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $841,872.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	188,402	$10,846,395	(1.076)%	2/26/2018	$56,430

Direxion Daily Energy Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 36.3%
2,848,324	Energy Select Sector SPDR® Fund	$207,642,819
	TOTAL INVESTMENT COMPANIES (Cost $208,257,218)	$207,642,819

SHORT TERM INVESTMENTS - 44.8%
Money Market Funds - 44.8%
91,016,264	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$91,016,264
64,410,971	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	64,410,971
50,884,913	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	50,884,913
30,931,526	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(a)	30,931,526
19,313,166	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, 0.41%(a)	19,313,166
	TOTAL SHORT TERM INVESTMENTS (Cost $256,556,840)(b)	$256,556,840

	TOTAL INVESTMENTS (Cost $464,814,058) - 81.1%	$464,199,659
	Other Assets in Excess of Liabilities - 18.9%	108,034,448
	TOTAL NET ASSETS - 100.0%	$572,234,107

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $256,556,840.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Energy Select Sector Index	596,709	$440,010,113	(1.027)%	3/24/2017	$(3,136,851)
Deutsche Bank AG London	Energy Select Sector Index	428,225	314,230,425	(1.077)%	5/23/2017	(581,699)
Bank of America Merrill Lynch	Energy Select Sector Index	180,000	123,639,167	(1.176)%	5/25/2017	8,728,369
BNP Paribas	Energy Select Sector Index	15,152	8,459,690	(1.027)%	8/16/2017	2,617,029
Credit Suisse International	Energy Select Sector Index	409,358	293,730,665	(1.097)%	9/18/2017	5,894,517
BNP Paribas	Energy Select Sector Index	84,848	46,898,079	(1.027)%	9/20/2017	16,307,318
UBS Securities LLC	Energy Select Sector Index	250,000	189,736,090	(1.027)%	11/3/2017	(7,061,433)
Morgan Stanley Capital Services	Energy Select Sector Index	100,000	75,430,083	(1.027)%	1/2/2018	(2,356,712)
			$1,492,134,312			$20,410,538

Direxion Daily Energy Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 66.4%
Money Market Funds - 66.4%
4,479	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$4,479
36,000,236	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	36,000,236
6,797	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	6,797
	TOTAL SHORT TERM INVESTMENTS (Cost $36,011,512)(b)	$36,011,512

	TOTAL INVESTMENTS (Cost $36,011,512) - 66.4%	$36,011,512
	Other Assets in Excess of Liabilities - 33.6%	18,257,716
	TOTAL NET ASSETS - 100.0%	$54,269,228

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,011,512.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Energy Select Sector Index	222,709	$161,565,887	0.587%	10/16/2017	$(1,456,008)

Direxion Daily Financial Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
COMMON STOCKS - 33.5%
Accommodation - 0.1%
71,605	Host Hotels & Resorts, Inc.	$1,293,902

Administrative and Support Services - 1.9%
11,447	Broadridge Financial Solutions, Inc.	761,569
2,531	Donnelley Financial Solutions, Inc. (a)	60,947
11,526	Equifax, Inc.	1,351,769
25,310	Iron Mountain, Inc.	906,098
16,479	Moody's Corp.	1,708,378
29,324	Navient Corp.	441,033
110,266	PayPal Holdings, Inc. (a)	4,386,381
5,150	TransUnion (a)	162,380
185,802	Visa, Inc. Class A	15,367,683
		25,146,238
Amusement, Gambling, and Recreation Industries - 0.1%
14,919	Global Payments, Inc.	1,152,940

Computer and Electronic Product Manufacturing - 0.0%(†)
8,588	CoreLogic, Inc. (a)	302,899

Credit Intermediation and Related Activities - 13.7%
43,168	Ally Financial, Inc.	911,708
77,956	American Express Co.	5,954,279
15,269	Ameriprise Financial, Inc.	1,714,251
14,493	Associated Banc-Corp	366,673
1,002,212	Bank of America Corp.	22,690,080
4,121	Bank of Hawaii Corp.	354,035
102,018	Bank of New York Mellon Corp.	4,563,265
9,645	BankUnited, Inc.	368,439
79,216	BB&T Corp.	3,658,987
2,492	BOK Financial Corp.	204,942
46,833	Capital One Financial Corp.	4,092,736
19,356	CIT Group, Inc.	797,274
270,421	Citigroup, Inc.	15,097,604
51,532	Citizens Financial Group, Inc.	1,863,912
16,973	Comerica, Inc.	1,146,187
8,481	Commerce Bancshares, Inc.	479,431
802	Credit Acceptance Corp. (a)	164,635
39,965	Discover Financial Services	2,768,775
13,944	East West Bancorp, Inc.	717,279
4,844	Euronet Worldwide, Inc. (a)	346,443
31,597	Fidelity National Information Services, Inc.	2,509,434
74,376	Fifth Third Bancorp	1,941,214
2,368	First Hawaiian, Inc.	78,120
22,391	First Horizon National Corp.	447,820
14,179	First Republic Bank	1,337,505
8,908	FleetCor Technologies, Inc. (a)	1,313,841
104,605	Huntington Bancshares, Inc.	1,415,306
354,974	JPMorgan Chase & Co.	30,041,450
104,901	KeyCorp	1,885,071
14,548	M&T Bank Corp.	2,365,068
93,953	MasterCard, Inc. Class A	9,990,022
46,139	New York Community Bancorp, Inc.	700,851
20,142	Northern Trust Corp.	1,670,980
5,142	OneMain Holdings, Inc. (a)	115,078
11,531	PacWest Bancorp	638,817
30,047	People's United Financial, Inc.	563,381
48,660	PNC Financial Services Group, Inc.	5,861,584
9,951	Popular, Inc.	442,123
123,399	Regions Financial Corp.	1,778,180
10,250	Santander Consumer USA Holdings, Inc. (a)	135,505
5,134	Signature Bank (a)	808,708
41,396	SLM Corp. (a)	491,784
38,409	State Street Corp.	2,926,766
48,827	SunTrust Banks, Inc.	2,774,350
5,032	SVB Financial Group (a)	866,661
81,402	Synchrony Financial	2,915,820
12,093	Synovus Financial Corp.	504,036
15,256	TCF Financial Corp.	264,692
5,548	TFS Financial Corp.	97,034
158,275	U.S. Bancorp	8,333,179
445,578	Wells Fargo & Co.	25,099,409
9,068	Western Alliance Bancorp (a)	447,778
47,863	Western Union Co.	937,157

19,566	Zions Bancorporation	825,490
		180,785,149
Data Processing, Hosting and Related Services - 0.3%
3,534	Dun & Bradstreet Corp.	433,339
30,413	First Data Corp. (a)	466,535
21,596	Fiserv, Inc. (a)	2,320,058
16,151	Total System Services, Inc.	818,533
3,748	WEX, Inc. (a)	428,509
		4,466,974
Funds, Trusts, and Other Financial Vehicles - 0.0%(†)
18,216	Chimera Investment Corp.	321,148

Insurance Carriers and Related Activities - 7.2%
39,155	Aflac, Inc.	2,740,458
1,446	Alleghany Corp. (a)	884,330
8,500	Allied World Assurance Co. Holdings AG	451,605
36,426	Allstate Corp.	2,739,599
6,645	American Financial Group, Inc.	572,600
99,232	American International Group, Inc.	6,376,648
713	American National Insurance Co.	83,129
8,577	Amtrust Financial Services, Inc.	226,347
25,610	Aon PLC	2,886,247
11,147	Arch Capital Group Ltd. (a)	984,837
17,060	Arthur J. Gallagher & Co.	918,340
5,840	Aspen Insurance Holdings Ltd.	329,376
5,526	Assurant, Inc.	536,740
12,929	Assured Guaranty Ltd.	503,067
8,886	Axis Capital Holdings Ltd.	568,793
184,402	Berkshire Hathaway, Inc. Class B (a)	30,267,744
11,312	Brown & Brown, Inc.	476,575
45,049	Chubb Limited	5,923,493
14,579	Cincinnati Financial Corp.	1,028,986
2,629	CNA Financial Corp.	109,498
6,212	Endurance Specialty Holdings Ltd.	575,790
2,369	Erie Indemnity Co. Class A	265,589
4,073	Everest Re Group Ltd.	895,775
10,359	First American Financial Corp.	389,291
25,530	FNF Group	902,741
4,109	Hanover Insurance Group, Inc.	344,909
38,093	Hartford Financial Services Group, Inc.	1,855,510
23,229	Lincoln National Corp.	1,568,190
27,246	Loews Corp.	1,269,119
1,328	Markel Corp. (a)	1,228,400
50,784	Marsh & McLennan Companies, Inc.	3,454,328
2,645	Mercury General Corp.	167,296
90,633	MetLife, Inc.	4,931,342
23,493	Old Republic International Corp.	488,654
26,030	Principal Financial Group, Inc.	1,486,053
5,104	ProAssurance Corp.	277,658
56,606	Progressive Corp.	2,119,329
43,059	Prudential Financial, Inc.	4,525,931
6,209	Reinsurance Group of America, Inc.	779,043
4,107	RenaissanceRe Holdings Ltd.	559,866
11,551	Torchmark Corp.	849,461
28,431	Travelers Companies, Inc.	3,348,603
23,144	Unum Group	1,051,432
7,302	Validus Holdings Ltd.	416,214
19,880	Voya Financial, Inc.	799,574
9,313	W.R. Berkley Corp.	625,927
411	White Mountains Insurance Group Ltd.	373,911
25,587	XL Group Ltd.	961,304
		95,119,652
Management of Companies and Enterprises - 0.1%
5,161	Cullen/Frost Bankers, Inc.	461,394

Professional, Scientific, and Technical Services - 0.2%
5,614	Alliance Data Systems Corp.	1,282,125
3,887	FactSet Research System, Inc.	672,646
7,654	Jack Henry & Associates, Inc.	687,176
8,350	LPL Investment Holdings, Inc.	328,155
		2,970,102
Publishing Industries (except Internet) - 0.1%
5,025	Square, Inc. (a)	73,466
29,197	Thomson Reuters Corp.	1,309,193
		1,382,659
Real Estate - 5.6%
32,249	AGNC Investment Corp.	602,089
7,492	Alexandria Real Estate Equities, Inc.	830,263
12,700	American Campus Communities, Inc.	617,474
16,175	American Homes 4 Rent	360,379

41,065	American Tower Corp.	4,250,227
98,973	Annaly Capital Management, Inc.	1,011,504
15,144	Apartment Investment & Management Co. Class A	667,396
15,967	Apple Hospitality REIT, Inc.	319,659
13,343	AvalonBay Communities, Inc.	2,312,475
14,895	Boston Properties, Inc.	1,949,755
16,714	Brandywine Realty Trust	269,095
18,590	Brixmor Property Group, Inc.	448,577
8,304	Camden Property Trust	693,965
8,148	Care Capital Properties, Inc.	201,337
29,165	CBRE Group, Inc. Class A (a)	885,449
53,029	Colony NorthStar, Inc.	738,164
12,018	Columbia Property Trust, Inc.	267,401
11,869	Communications Sales & Leasing, Inc.	311,917
11,353	CoreCivic, Inc.	329,691
9,176	Corporate Office Properties Trust	291,980
17,245	CubeSmart	433,367
6,868	CyrusOne, Inc.	330,763
8,751	DCT Industrial Trust, Inc.	391,082
29,904	DDR Corp.	453,943
15,473	Digital Realty Trust, Inc.	1,665,359
13,589	Douglas Emmett, Inc.	514,208
33,649	Duke Realty Corp.	818,680
11,791	Empire State Realty Trust, Inc.	241,598
6,129	EPR Properties	453,362
11,862	Equity Commonwealth (a)	365,824
7,425	Equity Lifestyle Properties, Inc.	549,005
8,892	Equity One, Inc.	277,341
34,688	Equity Residential	2,107,990
6,341	Essex Property Trust, Inc.	1,422,286
11,719	Extra Space Storage, Inc.	844,354
6,870	Federal Realty Investment Trust	964,754
22,202	Forest City Realty Trust, Inc.	502,653
18,194	Gaming & Leisure Properties, Inc.	575,476
56,033	GGP, Inc.	1,391,860
45,506	HCP, Inc.	1,379,742
13,139	Healthcare Trust of America, Inc. Class A	381,951
9,310	Highwoods Properties, Inc.	478,627
15,605	Hospitality Properties Trust	485,784
3,513	Howard Hughes Corp. (a)	374,521
4,375	Jones Lang LaSalle, Inc.	450,756
9,313	Kilroy Realty Corp.	697,078
39,258	Kimco Realty Corp.	977,132
7,971	Lamar Advertising Co.	601,970
14,204	Liberty Property Trust	545,292
4,440	Life Storage, Inc.	361,638
13,953	Macerich Co.	958,432
35,951	MFA Financial, Inc.	283,653
10,953	Mid-America Apartment Communities, Inc.	1,039,987
13,887	National Retail Properties, Inc.	605,473
17,894	Omega Healthcare Investors, Inc.	573,861
13,417	Outfront Media, Inc.	368,028
17,508	Paramount Group, Inc.	292,209
10,193	Park Hotels & Resorts, Inc.	276,638
14,071	Piedmont Office Realty Trust, Inc. Class A	305,622
50,816	Prologis, Inc.	2,482,362
14,372	Public Storage	3,089,980
9,101	Quality Care Properties, Inc. (a)	168,004
11,922	Rayonier, Inc.	332,505
14,051	Realogy Holdings Corp.	364,061
25,080	Realty Income Corp.	1,495,520
10,020	Regency Centers Corp.	698,695
23,079	Retail Properties of America, Inc. Class A	345,493
22,879	Senior Housing Properties Trust	435,845
29,994	Simon Property Group, Inc.	5,511,997
9,485	SL Green Realty Corp.	1,033,580
46,607	Spirit Reality Capital, Inc.	490,306
24,307	Starwood Property Trust, Inc.	541,074
14,660	STORE Capital Corp.	346,856
6,505	Sun Communities, Inc.	512,334
9,059	Tanger Factory Outlet Centers, Inc.	309,727
5,686	Taubman Centers, Inc.	402,796
33,608	Two Harbors Investment Corp.	294,742
25,778	UDR, Inc.	900,941
32,889	Ventas, Inc.	2,028,265
94,153	VEREIT, Inc.	803,125
16,703	Vornado Realty Trust	1,775,696
11,317	Weingarten Realty Investors	403,225
34,766	Welltower, Inc.	2,304,986
72,175	Weyerhaeuser Co.	2,261,243

10,065	WP Carey Inc.	623,426
4,975	Zillow Group, Inc. Class A (a)	179,001
9,963	Zillow Group, Inc. Class C (a)	352,491
		73,589,372
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.7%
5,231	Affiliated Managers Group (a)	796,995
3,616	Artisan Partners Asset Management, Inc.	104,683
12,176	BlackRock, Inc.	4,553,580
7,871	CBOE Holdings, Inc.	626,689
113,521	Charles Schwab Corp.	4,681,606
32,907	CME Group, Inc.	3,984,380
27,145	E*TRADE Financial Corp. (a)	1,016,580
10,661	Eaton Vance Corp.	447,016
9,078	Federated Investors, Inc. Class B	236,119
35,101	Franklin Resources, Inc.	1,394,914
37,597	Goldman Sachs Group, Inc.	8,621,744
6,141	Interactive Brokers Group, Inc. Class A	229,305
57,302	Intercontinental Exchange, Inc.	3,344,145
40,011	Invesco Ltd. (b)	1,157,118
12,383	Lazard Ltd. Class A	526,030
10,220	Legg Mason, Inc.	323,872
3,562	MarketAxess Holdings, Inc.	666,985
139,078	Morgan Stanley	5,909,424
1,739	Morningstar, Inc.	132,425
8,850	MSCI, Inc. Class A	732,337
10,897	NASDAQ OMX Group, Inc.	768,674
12,289	Raymond James Financial, Inc.	920,815
25,674	S&P Global, Inc.	3,085,501
12,412	SEI Investments Co.	602,106
23,617	T. Rowe Price Group, Inc.	1,592,730
24,179	TD Ameritrade Holding Corp.	1,115,861
15,062	Vantiv, Inc. Class A (a)	937,459
		48,509,093
Telecommunications - 0.4%
34,954	Crown Castle International Corp.	3,070,010
6,737	Equinix, Inc.	2,593,610
		5,663,620
Wood Product Manufacturing - 0.1%
31,961	Leucadia National Corp.	762,270
	TOTAL COMMON STOCKS (Cost $441,467,122)	$441,927,412

SHORT TERM INVESTMENTS - 46.0%
Money Market Funds - 46.0%
128,401,010	Dreyfus Treasury Securities Cash Management, 0.36%(b)	$128,401,010
234,789,761	Fidelity Investments Money Market Government Portfolio, 0.43%(b)	234,789,761
77,736,298	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(b)	77,736,298
167,034,331	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(b)	167,034,331
	TOTAL SHORT TERM INVESTMENTS (Cost $607,961,400) (c)	$607,961,400

	TOTAL INVESTMENTS (Cost $1,049,428,522) - 79.5%	$1,049,888,812
	Other Assets in Excess of Liabilities - 20.5%	270,241,991
	TOTAL NET ASSETS - 100.0%	$1,320,130,803

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at January 31, 2017.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $607,961,400.

Long Equity Swap Contracts (Unaudited)
January 31, 2017
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Russell 1000® Financial Services Index	429,570	$640,100,928	(1.227)%	4/18/2017	$10,012,268
UBS Securities LLC	Russell 1000® Financial Services Index	100,000	146,222,585	(1.127)%	11/3/2017	5,189,032
Citibank N.A.	Russell 1000® Financial Services Index	398,703	598,306,095	(1.177)%	2/20/2018	4,342,651
Credit Suisse International	Russell 1000® Financial Services Index	815,558	1,223,027,903	(1.127)%	2/20/2018	9,721,913
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	445,523	668,115,647	(1.226)%	2/23/2018	5,287,570
BNP Paribas	Russell 1000® Financial Services Index	65,600	99,847,813	(1.127)%	7/18/2018	(684,166)
BNP Paribas	Russell 1000® Financial Services Index	24,885	37,507,397	(1.127)%	8/15/2018	109,540
BNP Paribas	Russell 1000® Financial Services Index	47,816	72,910,380	(1.127)%	8/15/2018	(630,232)
			$3,486,038,748			$33,348,576

Direxion Daily Financial Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017
Shares		Fair Value
SHORT TERM INVESTMENTS - 83.3%
Money Market Funds - 83.3%
5,558,728	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$5,558,728
149,152,060	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	149,152,060
46,000,976	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	46,000,976
17,975,599	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(a)	17,975,599
	TOTAL SHORT TERM INVESTMENTS (Cost $218,687,363)(b)	$218,687,363

	TOTAL INVESTMENTS (Cost $218,687,363) - 83.3%	$218,687,363
	Other Assets in Excess of Liabilities - 16.7%	43,976,323
	TOTAL NET ASSETS - 100.0%	$262,663,686

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $218,687,363.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Russell 1000® Financial Services Index	13,246	$19,897,075	0.427%	2/21/2017	$(164,033)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	32,016	41,426,094	0.626%	3/28/2017	(7,395,171)
Deutsche Bank AG London	Russell 1000® Financial Services Index	49,302	74,934,355	0.777%	8/21/2017	377,348
UBS Securities LLC	Russell 1000® Financial Services Index	45,000	63,272,003	0.777%	11/10/2017	(4,904,741)
Credit Suisse International	Russell 1000® Financial Services Index	304,281	413,345,130	0.587%	3/13/2018	(49,333,984)
BNP Paribas	Russell 1000® Financial Services Index	14,685	22,269,599	0.177%	7/18/2018	71,298
BNP Paribas	Russell 1000® Financial Services Index	5,690	8,549,705	0.177%	7/18/2018	(51,475)
BNP Paribas	Russell 1000® Financial Services Index	22,820	34,751,637	0.177%	8/15/2018	256,217
BNP Paribas	Russell 1000® Financial Services Index	34,240	51,405,639	0.177%	8/15/2018	(387,458)
			$729,851,237			$(61,531,999)

Direxion Daily Gold Miners Index Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 47.9%
36,491,640	VanEck Vectors™ Gold Miners ETF	$873,244,945
	TOTAL INVESTMENT COMPANIES (Cost $817,983,583)	$873,244,945

SHORT TERM INVESTMENTS - 39.1%
Money Market Funds - 39.1%
303,719,905	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$303,719,905
170,850,744	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	170,850,744
213,226,552	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	213,226,552
24,690,189	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	24,690,189
	TOTAL SHORT TERM INVESTMENTS (Cost $712,487,390) (b)	$712,487,390

	TOTAL INVESTMENTS (Cost $1,530,470,973) - 87.0%	$1,585,732,335
	Other Assets in Excess of Liabilities - 13.0%	237,536,397
	TOTAL NET ASSETS - 100.0%	$1,823,268,732

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $712,487,390.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	VanEck Vectors™ Gold Miners ETF	39,843,701	$1,019,373,564	(1.527)%	3/16/2017	$(68,807,284)
Bank of America Merrill Lynch	VanEck Vectors™ Gold Miners ETF	7,500,000	170,554,104	(1.226)%	3/28/2017	8,892,674
UBS Securities LLC	VanEck Vectors™ Gold Miners ETF	32,436,565	717,091,633	(1.397)%	11/17/2017	58,684,496
Credit Suisse International	VanEck Vectors™ Gold Miners ETF	36,302,360	947,289,110	(1.277)%	1/29/2018	(80,443,194)
Deutsche Bank AG London	VanEck Vectors™ Gold Miners ETF	58,664,176	1,376,849,068	(1.227)%	2/16/2018	26,520,926
BNP Paribas	VanEck Vectors™ Gold Miners ETF	189,071	4,413,800	(1.127)%	5/16/2018	97,945
BNP Paribas	VanEck Vectors™ Gold Miners ETF	9,000,000	193,758,736	(1.127)%	6/20/2018	21,252,470
BNP Paribas	VanEck Vectors™ Gold Miners ETF	8,151,820	177,419,088	(1.127)%	7/18/2018	17,500,102
			$4,606,749,103			$(16,301,865)

Direxion Daily Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.8%
Money Market Funds - 75.8%
20,730,383	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$20,730,383
94,866,939	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	94,866,939
53,486,220	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	53,486,220
39,670,646	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	39,670,646
	TOTAL SHORT TERM INVESTMENTS (Cost $208,754,188) (b)	$208,754,188

	TOTAL INVESTMENTS (Cost $208,754,188) - 75.8%	$208,754,188
	Other Assets in Excess of Liabilities - 24.2%	66,762,437
	TOTAL NET ASSETS - 100.0%	$275,516,625

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $208,754,188.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	VanEck Vectors™ Gold Miners ETF	5,500,000	$117,091,577	0.726%	3/28/2017	$(14,651,653)
Credit Suisse International	VanEck Vectors™ Gold Miners ETF	6,310,320	164,766,510	0.537%	9/22/2017	13,724,880
UBS Securities LLC	VanEck Vectors™ Gold Miners ETF	8,511,146	186,027,031	0.777%	11/20/2017	(17,554,888)
Deutsche Bank AG London	VanEck Vectors™ Gold Miners ETF	7,733,389	178,060,495	0.627%	12/13/2017	(6,960,653)
Citibank N.A.	VanEck Vectors™ Gold Miners ETF	4,158,851	94,594,938	0.627%	3/12/2018	(5,049,037)
BNP Paribas	VanEck Vectors™ Gold Miners ETF	2,327,795	53,399,011	0.527%	5/16/2018	(2,255,875)
			$793,939,562			$(32,747,226)

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 25.6%
605,382	Health Care Select Sector SPDR® Fund	$42,691,539
	TOTAL INVESTMENT COMPANIES (Cost $42,905,549)	$42,691,539

SHORT TERM INVESTMENTS - 56.6%
Money Market Funds - 56.6%
22,696	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$22,696
27,160,067	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	27,160,067
9,410,351	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	9,410,351
57,910,236	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	57,910,236
	TOTAL SHORT TERM INVESTMENTS (Cost $94,503,350) (b)	$94,503,350

	TOTAL INVESTMENTS (Cost $137,408,899) - 82.2%	$137,194,889
	Other Assets in Excess of Liabilities - 17.8%	29,685,526
	TOTAL NET ASSETS - 100.0%	$166,880,415

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $94,503,350.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Health Care Select Sector Index	261,379	$182,891,124	(1.127)%	8/7/2017	$2,022,281
UBS Securities LLC	Health Care Select Sector Index	91,156	62,730,219	(1.127)%	11/24/2017	1,767,217
Bank of America Merrill Lynch	Health Care Select Sector Index	295,424	207,044,689	(1.176)%	1/26/2018	2,039,424
			$452,666,032			$5,828,922

Direxion Daily Healthcare Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.2%
Money Market Funds - 73.2%
122,027	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$122,027
292,106	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	292,106
101,429	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	101,429
710,251	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	710,251
	TOTAL SHORT TERM INVESTMENTS (Cost $1,225,813) (b)	$1,225,813

	TOTAL INVESTMENTS (Cost $1,225,813) - 73.2%	$1,225,813
	Other Assets in Excess of Liabilities - 26.8%	448,578
	TOTAL NET ASSETS - 100.0%	$1,674,391

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,225,813.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Health Care Select Sector Index	849	$608,575	0.577%	7/6/2017	$5,895
Credit Suisse International	Health Care Select Sector Index	1,708	1,263,017	0.427%	8/7/2017	47,700
UBS Securities LLC	Health Care Select Sector Index	574	396,905	0.727%	11/30/2017	(9,092)
Bank of America Merrill Lynch	Health Care Select Sector Index	3,976	2,765,480	0.676%	1/26/2018	(46,862)
			$5,033,977			$(2,359)

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 24.2%
24,500	iShares U.S. Home Construction ETF	$708,540
	TOTAL INVESTMENT COMPANIES (Cost $702,321)	$708,540

SHORT TERM INVESTMENTS - 47.8%
Money Market Funds - 47.8%
634,227	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	$634,227
760,620	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(a)	760,620
	TOTAL SHORT TERM INVESTMENTS (Cost $1,394,847)(b)	$1,394,847

	TOTAL INVESTMENTS (Cost $2,097,168) - 72.0%	$2,103,387
	Other Assets in Excess of Liabilities - 28.0%	816,164
	TOTAL NET ASSETS - 100.0%	$2,919,551

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,394,847.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	Dow Jones U.S. Select Home Construction Index	284	$1,347,320	(0.977)%	5/19/2017	$119,028
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	650	3,305,088	(1.026)%	1/26/2018	49,728
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	605	2,921,004	(1.177)%	3/19/2018	199,435
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	20	100,878	(1.026)%	6/26/2018	2,318
			$7,674,290			$370,509

Direxion Daily Homebuilders & Supplies Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.9%
Money Market Funds - 75.9%
404,739	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$404,739
993,020	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	993,020
773	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	773
590,628	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	590,628
	TOTAL SHORT TERM INVESTMENTS (Cost $1,989,160) (b)	$1,989,160

	TOTAL INVESTMENTS - (Cost $1,989,160) - 75.9%	$1,989,160
	Other Assets in Excess of Liabilities - 24.1%	630,784
	TOTAL NET ASSETS - 100.0%	$2,619,944

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,989,160.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	324	$1,599,426	0.326%	7/26/2017	$(73,609)
Deutsche Bank AG London	Dow Jones U.S. Select Home Construction Index	354	1,750,097	0.277%	10/12/2017	(78,928)
Citibank N.A.	Dow Jones U.S. Select Home Construction Index	261	1,180,654	0.527%	12/1/2017	(168,340)
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	583	3,083,957	0.227%	3/19/2018	37,785
			$7,614,134			$(283,092)

Direxion Daily Junior Gold Miners Index Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 49.8%
13,004,757	VanEck VectorsTM Junior Gold Miners ETF	$491,319,719
	TOTAL INVESTMENT COMPANIES (Cost $456,109,965)	$491,319,719

SHORT TERM INVESTMENTS - 39.9%
Money Market Funds - 39.9%
79,095,723	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$79,095,723
68,234,116	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	68,234,116
182,415,478	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	182,415,478
62,951,662	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, 0.41% (a)	62,951,662
	TOTAL SHORT TERM INVESTMENTS (Cost $392,696,979)(b)	$392,696,979

	TOTAL INVESTMENTS - 89.7% (Cost $848,806,944)	$884,016,698
	Other Assets in Excess of Liabilities - 10.3%	101,139,337
	TOTAL NET ASSETS - 100.0%	$985,156,035

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $392,696,979.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities, LLC	VanEck VectorsTM Junior Gold Miners ETF	11,945,920	$432,539,598	(1.397)%	11/17/2017	$24,562,206
Citibank N.A.	VanEck VectorsTM Junior Gold Miners ETF	5,739,510	248,249,714	(1.077)%	1/5/2018	(23,475,432)
Credit Suisse International	VanEck VectorsTM Junior Gold Miners ETF	10,868,111	402,814,160	(1.327)%	2/6/2018	7,463,549
Deutsche Bank AG London	VanEck VectorsTM Junior Gold Miners ETF	18,041,857	678,205,257	(1.277)%	2/16/2018	3,210,181
Morgan Stanley Capital Services	VanEck VectorsTM Junior Gold Miners ETF	6,475,659	245,492,233	(1.527)%	2/21/2018	(987,586)
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	3,273,410	115,833,602	(1.127)%	6/20/2018	20,710,690
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	8,881,023	312,602,274	(1.127)%	7/18/2018	22,665,351
			$2,435,736,838			$54,148,959

Direxion Daily Junior Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.5%
Money Market Funds - 85.5%
15,109,138	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$15,109,138
26,077,815	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	26,077,815
42,871,566	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	42,871,566
21,023,280	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	21,023,280
	TOTAL SHORT TERM INVESTMENTS (Cost $105,081,799) (b)	$105,081,799

	TOTAL INVESTMENTS (Cost $105,081,799) - 85.5%	$105,081,799
	Other Assets in Excess of Liabilities - 14.5%	17,863,497
	TOTAL NET ASSETS - 100.0%	$122,945,296

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $105,081,799.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	VanEck VectorsTM Junior Gold Miners ETF	1,496,936	$75,455,002	0.427%	7/10/2017	$16,729,345
Morgan Stanley Capital Services	VanEck VectorsTM Junior Gold Miners ETF	1,500,000	46,700,658	0.777%	1/10/2018	(10,678,259)
Deutsche Bank AG London	VanEck VectorsTM Junior Gold Miners ETF	716,283	26,399,213	0.377%	1/15/2018	(658,980)
Credit Suisse International	VanEck VectorsTM Junior Gold Miners ETF	1,867,285	68,454,668	0.427%	2/20/2018	(2,079,216)
UBS Securities LLC	VanEck VectorsTM Junior Gold Miners ETF	1,102,496	41,828,698	0.771%	2/23/2018	183,567
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	3,080,147	108,066,460	0.527%	7/18/2018	(9,657,757)
			$366,904,699			$(6,161,300)

Direxion Daily Natural Gas Related Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
COMMON STOCKS - 29.3%
Oil and Gas Extraction - 22.3%
16,900	Anadarko Petroleum Corp.	$1,175,057
36,829	Cabot Oil & Gas Corp.	791,087
96,809	Chesapeake Energy Corp. (a)	624,418
7,158	Cimarex Energy Co.	967,833
7,747	Concho Resources, Inc. (a)	1,080,242
10,488	Continental Resources, Inc. (a)	509,297
23,859	Devon Energy Corp.	1,086,539
71,810	Encana Corp.	916,296
15,837	Enerplus Corp.	141,425
10,282	Gulfport Energy Corp. (a)	214,894
9,982	Matador Resources Co. (a)	262,826
16,558	Newfield Exploration Co. (a)	663,645
26,925	Noble Energy, Inc.	1,070,538
4,931	PDC Energy, Inc. (a)	364,598
26,284	QEP Resources, Inc. (a)	458,393
21,556	Range Resources Corp.	697,121
14,091	Rice Energy, Inc. (a)	279,424
7,080	SM Energy Co.	216,011
55,752	Southwestern Energy Co. (a)	502,324
4,725	Unit Corp. (a)	122,850
1,773	Vermilion Energy, Inc.	73,030
41,443	WPX Energy, Inc. (a)	577,301
		12,795,149
Petroleum and Coal Products Manufacturing - 1.3%
40,563	Statoil ASA ADR	757,311

Support Activities for Mining - 1.3%
24,646	Antero Resources Corp. (a)	601,609
17,355	Synergy Resources Corp. (a)	149,427
		751,036
Utilities - 3.9%
12,979	EQT Corp.	786,917
25,795	Kinder Morgan, Inc.	576,260
6,959	National Fuel Gas Co.	390,748
11,976	Spectra Energy Corp.	498,800
		2,252,725
Water Transportation - 0.5%
11,420	Golar LNG Ltd.	295,321
	TOTAL COMMON STOCKS (Cost $17,474,526)	$16,851,542

MASTER LIMITED PARTNERSHIPS - 3.1%
Oil & Gas Extraction - 3.1%
13,723	Enbridge Energy Partners LP	265,815
2,989	EQT Midstream Partners LP	233,919
1,131	NuStar Energy LP	62,556
9,073	ONEOK Partners LP	391,409
2,388	Spectra Energy Partners LP	108,272
3,030	Western Gas Partners LP	185,981
12,672	Williams Partners LP	520,059
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,812,646)	$1,768,011

SHORT TERM INVESTMENTS - 47.4%
Money Market Funds - 47.4%
6,246,881	Dreyfus Treasury Securities Cash Management, 0.36% (b)	$6,246,881
9,755,539	Fidelity Investments Money Market Government Portfolio, 0.43% (b)	9,755,539
10,063,258	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (b)	10,063,258
1,143,890	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (b)	1,143,890
	TOTAL SHORT TERM INVESTMENTS (Cost $27,209,568) (c)	$27,209,568

	TOTAL INVESTMENTS - 79.8% (Cost $46,496,740)	$45,829,121
	Other Assets in Excess of Liabilities - 20.2%	11,581,327
	TOTAL NET ASSETS - 100.0%	$57,410,448

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at January 31, 2017.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,209,568.

ADR - American Depository Receipt

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	165,440	$5,043,114	(1.127)%	4/18/2017	$172,545
Citibank N.A.	ISE-Revere Natural Gas IndexTM	729,492	24,232,035	(0.977)%	5/19/2017	(1,257,806)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	1,951,068	62,054,582	(1.077)%	9/25/2017	(599,280)
BNP Paribas	ISE-Revere Natural Gas IndexTM	273,681	8,053,853	(1.027)%	1/16/2018	590,312
BNP Paribas	ISE-Revere Natural Gas IndexTM	353,259	10,543,730	(1.027)%	1/17/2018	614,944
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	818,182	26,456,136	(0.927)%	2/9/2018	(674,317)
BNP Paribas	ISE-Revere Natural Gas IndexTM	584,833	18,324,143	(1.027)%	4/18/2018	118,583
			$154,707,593			$(1,035,019)

Direxion Daily Natural Gas Related Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.0%
Money Market Funds - 60.0%
772,364	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$772,364
1,680,479	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	1,680,479
	TOTAL SHORT TERM INVESTMENTS (Cost $2,452,843) (b)	$2,452,843

	TOTAL INVESTMENTS (Cost $2,452,843) - 60.0%	$2,452,843
	Other Assets in Excess of Liabilities - 40.0%	1,636,237
	TOTAL NET ASSETS - 100.0%	$4,089,080

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,452,843.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	117,911	$3,860,457	(0.273)%	3/10/2017	$140,574
Credit Suisse International	ISE-Revere Natural Gas IndexTM	250,631	8,009,984	0.277%	6/5/2017	106,654
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	20,846	686,948	0.277%	1/8/2018	29,735
			$12,557,389			$276,963

Direxion Daily MSCI Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 8.5%
89,655	Vanguard REIT ETF	$7,384,883
	TOTAL INVESTMENT COMPANIES (Cost $7,399,943)	$7,384,883

SHORT TERM INVESTMENTS - 62.3%
Money Market Funds - 62.3%
5,813,801	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$5,813,801
36,486,017	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	36,486,017
10,010,268	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	10,010,268
2,025,422	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	2,025,422
	TOTAL SHORT TERM INVESTMENTS (Cost $54,335,508)(b)	$54,335,508

	TOTAL INVESTMENTS (Cost $61,735,451) - 70.8%	$61,720,391
	Other Assets in Excess of Liabilities - 29.2%	25,447,722
	TOTAL NET ASSETS - 100.0%	$87,168,113

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $54,335,508.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	MSCI US REIT IndexSM	96,946	$109,666,226	(1.127)%	2/13/2017	$2,213,853
Deutsche Bank AG London	MSCI US REIT IndexSM	61,807	70,022,813	(0.977)%	3/17/2017	1,444,606
Citibank N.A.	MSCI US REIT IndexSM	23,381	27,029,448	(1.327)%	1/8/2018	(203,122)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	7,105	8,072,306	(1.276)%	1/26/2018	122,192
BNP Paribas	MSCI US REIT IndexSM	3,480	3,820,516	(1.027)%	6/20/2018	191,812
BNP Paribas	MSCI US REIT IndexSM	17,281	19,902,332	(1.027)%	7/18/2018	(95,845)
BNP Paribas	MSCI US REIT IndexSM	11,832	13,628,644	(1.027)%	8/15/2018	(68,512)
			$252,142,285			$3,604,984

Direxion Daily MSCI Real Estate Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.8%
Money Market Funds - 68.8%
4,870,373	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$4,870,373
3,803,376	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	3,803,376
1,987,694	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	1,987,694
1,091,308	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	1,091,308
	TOTAL SHORT TERM INVESTMENTS (Cost $11,752,751) (b)	$11,752,751

	TOTAL INVESTMENTS (Cost $11,752,751) - 68.8%	$11,752,751
	Other Assets in Excess of Liabilities - 31.2%	5,340,107
	TOTAL NET ASSETS - 100.0%	$17,092,858

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $11,752,751.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	MSCI US REIT IndexSM	2,189	$2,485,852	(0.123)%	3/17/2017	$(29,911)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	3,431	3,894,441	0.076%	3/28/2017	(82,115)
Citibank N.A.	MSCI US REIT IndexSM	20,843	24,351,867	0.527%	4/7/2017	345,275
Credit Suisse International	MSCI US REIT IndexSM	11,991	13,411,205	(0.173)%	11/8/2017	(391,760)
BNP Paribas	MSCI US REIT IndexSM	6,083	7,005,913	0.127%	7/18/2018	30,095
BNP Paribas	MSCI US REIT IndexSM	226	259,665	0.127%	8/15/2018	547
			$51,408,943			$(127,869)

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 55.8%
201,078	SPDR® S&P Regional Banking ETF	$11,139,721
	TOTAL INVESTMENT COMPANIES (Cost $11,027,300)	$11,139,721
SHORT TERM INVESTMENTS - 30.7%
Money Market Funds - 30.7%
20,273	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$20,273
6,097,717	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	6,097,717
5,183	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	5,183
150	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	150
	TOTAL SHORT TERM INVESTMENTS (Cost $6,123,323) (b)	$6,123,323

	TOTAL INVESTMENTS (Cost $17,150,623) - 86.5%	$17,263,044
	Other Assets in Excess of Liabilities - 13.5%	2,702,663
	TOTAL NET ASSETS - 100.0%	$19,965,707

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,123,323.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P Regional Banks Select Industry Index	28,082	$49,030,427	(1.227)%	6/11/2018	$(272,489)

Direxion Daily Regional Banks Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.3%
Money Market Funds - 69.3%
465	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$465
650,802	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	650,802
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	1
	TOTAL SHORT TERM INVESTMENTS (Cost $651,268) (b)	$651,268

	TOTAL INVESTMENTS (Cost $651,268) - 69.3%	$651,268
	Other Assets in Excess of Liabilities - 30.7%	288,973
	TOTAL NET ASSETS - 100.0%	$940,241

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2017.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $651,268.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P Regional Banks Select Industry Index	1,625	$2,751,842	0.427%	2/20/2018	$(70,611)

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 18.4%
145,777	SPDR® S&P Retail ETF	$6,297,566
	TOTAL INVESTMENT COMPANIES (Cost $6,554,116)	$6,297,566

SHORT TERM INVESTMENTS - 68.6%
Money Market Funds - 68.6%
9,085,605	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$9,085,605
14,269,693	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	14,269,693
125,152	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	125,152
	TOTAL SHORT TERM INVESTMENTS (Cost $23,480,450) (b)	$23,480,450

	TOTAL INVESTMENTS - (Cost $30,034,566) - 87.0%	$29,778,016
	Other Assets in Excess of Liabilities - 13.0%	4,441,245
	TOTAL NET ASSETS - 100.0%	$34,219,261

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,480,450.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P Retail Select Industry Index	13,581	$64,218,423	(1.027)%	1/2/2018	$(3,255,635)
Citibank N.A.	S&P Retail Select Industry Index	7,357	34,959,936	(1.077)%	1/5/2018	(1,936,428)
Deutsche Bank AG London	S&P Retail Select Industry Index	543	2,710,172	(1.127)%	1/12/2018	(273,685)
			$101,888,531			$(5,465,748)

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 1.7%
83,482	SPDR® S&P Biotech ETF	$5,417,982
	TOTAL INVESTMENT COMPANIES (Cost $5,388,458)	$5,417,982
SHORT TERM INVESTMENTS - 56.8%
Money Market Funds - 56.8%
40,930,678	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$40,930,678
82,176,565	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	82,176,565
22,332,367	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	22,332,367
32,999,601	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	32,999,601
	TOTAL SHORT TERM INVESTMENTS (Cost $178,439,211) (b)	$178,439,211

	TOTAL INVESTMENTS (Cost $183,827,669) - 58.5%	$183,857,193
	Other Assets in Excess of Liabilities - 41.5%	130,218,303
	TOTAL NET ASSETS - 100.0%	$314,075,496

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $178,439,211.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	S&P Biotechnology Select Industry Index	68,371	$337,547,673	(0.077)%	2/16/2018	$6,762,842
UBS Securities LLC	S&P Biotechnology Select Industry Index	26,372	129,752,350	(0.027)%	2/16/2018	3,056,915
Credit Suisse International	S&P Biotechnology Select Industry Index	23,077	114,255,338	(0.077)%	2/20/2018	1,966,493
Bank of America Merrill Lynch	S&P Biotechnology Select Industry Index	25,047	123,233,244	0.024%	2/23/2018	2,905,581
Citibank N.A.	S&P Biotechnology Select Industry Index	43,160	204,618,943	(0.027)%	3/20/2018	12,771,979
			$909,407,548			$27,463,810

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.6%
Money Market Funds - 65.6%
12,841,075	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$12,841,075
23,621,770	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	23,621,770
14,644,754	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	14,644,754
2,029,119	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	2,029,119
	TOTAL SHORT TERM INVESTMENTS (Cost $53,136,718) (b)	$53,136,718

	TOTAL INVESTMENTS (Cost $53,136,718) - 65.6%	$53,136,718
	Other Assets in Excess of Liabilities - 34.4%	27,841,768
	TOTAL NET ASSETS - 100.0%	$80,978,486

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $53,136,718.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	S&P Biotechnology Select Industry Index	15,510	$76,466,397	(0.273)%	2/28/2017	$(1,708,349)
Credit Suisse International	S&P Biotechnology Select Industry Index	5,440	27,714,605	(0.473)%	3/8/2017	304,634
Citibank N.A.	S&P Biotechnology Select Industry Index	12,859	64,205,376	(0.323)%	3/2/2018	(562,038)
UBS Securities LLC	S&P Biotechnology Select Industry Index	8,323	43,632,495	(0.473)%	3/20/2018	1,584,696
UBS Securities LLC	S&P Biotechnology Select Industry Index	6,109	29,591,276	(0.473)%	3/20/2018	(1,190,356)
			$241,610,149			$(1,571,413)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 54.2%
1,231,118	SPDR® S&P® Oil & Gas Exploration & Production ETF	$49,343,209
	TOTAL INVESTMENT COMPANIES (Cost $50,455,840)	$49,343,209
SHORT TERM INVESTMENTS - 41.0%
Money Market Funds - 41.0%
21,663,857	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$21,663,857
666,761	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	666,761
7,410,700	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	7,410,700
7,587,820	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	7,587,820
	TOTAL SHORT TERM INVESTMENTS (Cost $37,329,138) (b)	$37,329,138

	TOTAL INVESTMENTS (Cost $87,784,978) - 95.2%	$86,672,347
	Other Assets in Excess of Liabilities - 4.8%	4,398,508
	TOTAL NET ASSETS - 100.0%	$91,070,855

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,329,138.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	S&P Oil & Gas Exploration & Production Select Industry Index	8,974	$33,645,405	(0.927)%	3/10/2017	$21,456,164
Citibank N.A.	S&P Oil & Gas Exploration & Production Select Industry Index	16,569	103,718,669	(1.027)%	7/31/2017	(2,706,061)
UBS Securities LLC	S&P Oil & Gas Exploration & Production Select Industry Index	9,179	49,378,316	(0.327)%	1/19/2018	6,721,042
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	483	2,701,921	(0.477)%	2/6/2018	249,065
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	1,501	8,324,771	(0.877)%	5/29/2018	833,189
			$197,769,082			$26,553,399

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.4%
Money Market Funds - 65.4%
4,039,560	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$4,039,560
6,829,277	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	6,829,277
4,235,902	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	4,235,902
	TOTAL SHORT TERM INVESTMENTS (Cost $15,104,739)(b)	$15,104,739

	TOTAL INVESTMENTS (Cost $15,104,739) - 65.4%	$15,104,739
	Other Assets in Excess of Liabilities - 34.6%	7,992,036
	TOTAL NET ASSETS - 100.0%	$23,096,775

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,104,739.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	1,029	$5,988,970	(1.223)%	2/6/2017	$(306,089)
Citibank N.A.	S&P Oil & Gas Exploration & Production Select Industry Index	1,978	12,259,360	0.027%	7/31/2017	194,841
UBS Securities LLC	S&P Oil & Gas Exploration & Production Select Industry Index	4,418	28,239,348	(0.473)%	12/29/2017	1,250,351
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	3,936	24,770,940	(0.024)%	2/23/2018	764,807
			$71,258,618			$1,903,910

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
COMMON STOCKS - 18.6%
Computer and Electronic Product Manufacturing - 17.5%
79,533	Advanced Micro Devices, Inc. (a)	$824,757
15,557	Analog Devices, Inc.	1,165,842
35,876	Applied Materials, Inc.	1,228,753
13,552	Broadcom Ltd.	2,703,624
5,751	Cavium, Inc. (a)	380,774
5,468	Cirrus Logic, Inc (a)	329,830
8,555	Cree, Inc (a)	235,947
27,689	Cypress Semiconductor Corp.	326,730
11,501	Integrated Device Technology, Inc. (a)	289,710
66,582	Intel Corp.	2,451,549
43,937	Marvell Technology Group Ltd.	653,343
24,307	Maxim Integrated Products, Inc.	1,081,175
17,457	Microchip Technology, Inc.	1,175,729
59,150	Micron Technology, Inc. (a)	1,426,106
9,838	Microsemi Corp. (a)	522,890
4,600	MKS Instruments, Inc.	303,140
3,490	Monolithic Power Systems, Inc.	304,468
25,062	NVIDIA Corp.	2,736,269
11,654	NXP Semiconductors NV (a)	1,140,344
35,781	ON Semiconductor Corp. (a)	476,603
10,963	Qorvo, Inc. (a)	703,934
33,912	QUALCOMM, Inc.	1,811,918
3,023	Silicon Motion Technology, Corp. ADR	118,199
15,031	Skyworks Solutions, Inc.	1,378,944
38,908	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,202,646
17,269	Teradyne, Inc.	490,094
31,253	Texas Instruments, Inc.	2,360,852
21,401	Xilinx, Inc.	1,245,538
		29,069,708
Machinery Manufacturing - 1.1%
5,387	ASML Holding NV ADR	653,982
10,896	Lam Research Corp.	1,251,515
		1,905,497
	TOTAL COMMON STOCKS (Cost $30,606,235)	$30,975,205

SHORT TERM INVESTMENTS - 45.2%
Money Market Funds - 45.2%
16,695,239	Dreyfus Treasury Securities Cash Management, 0.36% (b)	$16,695,239
39,397,739	Fidelity Investments Money Market Government Portfolio, 0.43% (b)	39,397,739
9,820,824	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (b)	9,820,824
15	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (b)	15
9,406,037	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (b)	9,406,037

	TOTAL SHORT TERM INVESTMENTS
	(Cost $75,319,854) (c)	$75,319,854

	TOTAL INVESTMENTS - 63.8%
	(Cost $105,926,089)	$106,295,059
	Other Assets in Excess of Liabilities - 36.2%	60,219,679
	TOTAL NET ASSETS - 100.0%	$166,514,738

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at January 31, 2017.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $75,319,854.

ADR American Depository Receipt

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	61,606	$41,734,936	(0.977)%	4/4/2017	$16,693,834
Citibank N.A.	PHLX Semiconductor Sector Index	113,669	83,406,808	(1.027)%	5/22/2017	24,393,766
Deutsche Bank AG London	PHLX Semiconductor Sector Index	88,623	77,927,222	(1.027)%	9/8/2017	5,763,712
UBS Securities LLC	PHLX Semiconductor Sector Index	62,324	58,677,850	(1.027)%	11/10/2017	190,995
Credit Suisse International	PHLX Semiconductor Sector Index	170,000	156,116,287	(1.227)%	1/22/2018	4,317,787
			$417,863,103			$51,360,094

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.3%
Money Market Funds - 98.3%
1,506,845	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$1,506,845
8,052,545	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	8,052,545
3,851,419	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	3,851,419
16,143,951	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	16,143,951
	TOTAL SHORT TERM INVESTMENTS (Cost $29,554,760) (b)	$29,554,760

	TOTAL INVESTMENTS (Cost $29,554,760) - 98.3%	$29,554,760
	Other Assets in Excess of Liabilities - 1.7%	522,307
	TOTAL NET ASSETS - 100.0%	$30,077,067

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2017.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,554,760.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	27,110	$23,258,680	0.377%	3/8/2017	$(2,360,545)
UBS Securities LLC	PHLX Semiconductor Sector Index	16,234	15,169,196	0.527%	5/19/2017	(164,902)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	41,152	31,574,854	0.527%	6/27/2017	(7,510,212)
Citibank N.A.	PHLX Semiconductor Sector Index	5,409	4,346,152	0.377%	3/27/2018	(780,783)
BNP Paribas	PHLX Semiconductor Sector Index	2,172	1,750,475	0.527%	5/16/2018	(305,826)
BNP Paribas	PHLX Semiconductor Sector Index	3,481	2,895,892	0.527%	6/20/2018	(400,011)
			$78,995,249			$(11,522,279)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 22.4%
917,725	Technology Select Sector SPDR Fund	$45,959,668
	TOTAL INVESTMENT COMPANIES (Cost $44,863,769)	$45,959,668

SHORT TERM INVESTMENTS - 48.7%
Money Market Funds - 48.7%
34,558,552	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$34,558,552
24,470,270	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	24,470,270
2,950	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	2,950
29,816,799	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(a)	29,816,799
11,000,131	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, 0.41% (a)	11,000,131
	TOTAL SHORT TERM INVESTMENTS (Cost $99,848,702)(b)	$99,848,702

	TOTAL INVESTMENTS (Cost $144,712,471) - 71.1%	$145,808,370
	Other Assets in Excess of Liabilities - 28.9%	59,191,113
	TOTAL NET ASSETS - 100.0%	$204,999,483

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $99,848,702.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Technology Select Sector Index	364,846	$172,753,796	(1.077)%	2/13/2017	$11,217,882
Deutsche Bank AG London	Technology Select Sector Index	227,262	107,881,700	(1.277)%	11/7/2017	6,442,732
Morgan Stanley Capital Services	Technology Select Sector Index	101,475	48,835,056	(1.227)%	11/21/2017	2,264,563
Credit Suisse International	Technology Select Sector Index	207,550	103,110,654	(1.207)%	1/5/2018	1,231,166
Bank of America Merrill Lynch	Technology Select Sector Index	230,879	117,164,166	(1.278)%	7/26/2018	(1,109,051)
			$549,745,372			$20,047,292

Direxion Daily Technology Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.2%
Money Market Funds - 69.2%
758,493	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$758,493
2,662,727	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	2,662,727
4,967,912	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	4,967,912
931,515	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(a)	931,515
1,763,984	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, 0.41% (a)	1,763,984
	TOTAL SHORT TERM INVESTMENTS (Cost $11,084,631)(b)	$11,084,631

	TOTAL INVESTMENTS (Cost $11,084,631) - 69.2%	$11,084,631
	Other Assets in Excess of Liabilities - 30.8%	4,936,778
	TOTAL NET ASSETS - 100.0%	$16,021,409

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,084,631.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Technology Select Sector Index	5,678	$2,516,673	0.277%	4/7/2017	$(378,870)
BNP Paribas	Technology Select Sector Index	1,040	405,134	0.227%	8/16/2017	(126,475)
Morgan Stanley Capital Services	Technology Select Sector Index	12,408	5,921,718	0.677%	11/21/2017	(336,291)
UBS Securities LLC	Technology Select Sector Index	40,634	18,794,038	0.427%	12/6/2017	(1,690,706)
Deutsche Bank AG London	Technology Select Sector Index	20,446	10,375,731	0.428%	2/26/2018	96,989
Credit Suisse International	Technology Select Sector Index	8,103	4,068,351	0.527%	3/26/2018	(4,809)
Bank of America Merrill Lynch	Technology Select Sector Index	7,308	3,708,591	0.578%	7/26/2018	34,744
			$45,790,236			$(2,405,418)

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.5%
Money Market Funds - 70.5%
1,204,664	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	$1,204,664
1,753,279	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	1,753,279
	TOTAL SHORT TERM INVESTMENTS (Cost $2,957,943) (b)	$2,957,943

	TOTAL INVESTMENTS (Cost $2,957,943) - 70.5%	$2,957,943
	Other Assets in Excess of Liabilities - 29.5%	1,236,336
	TOTAL NET ASSETS - 100.0%	$4,194,279

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2017.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,957,943.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,467	$154,424	(0.527)%	2/15/2017	$1,312
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,353	144,676	(0.527)%	3/15/2017	(999)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	541	57,243	(0.527)%	4/19/2017	230
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	731	77,055	(0.527)%	5/17/2017	658
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	692	74,073	(0.527)%	5/17/2017	(518)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	3,801	402,910	(0.527)%	6/21/2017	1,211
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	2,863	305,611	(0.527)%	6/21/2017	(1,178)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,174	124,516	(0.527)%	7/19/2017	387
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	9,727	1,064,994	(0.527)%	8/16/2017	(29,733)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	6,117	675,570	(0.527)%	9/20/2017	(24,631)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	44,420	4,822,196	0.073%	10/2/2017	(139,910)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	4,868	538,054	(0.527)%	10/18/2017	(20,590)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,262	138,608	(0.527)%	12/20/2017	(4,741)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	39,629	4,124,189	(0.527)%	7/17/2018	43,628
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	119,368	(0.527)%	8/15/2018	(159)
			$12,823,487			$(175,033)

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.5%
Money Market Funds - 65.5%
9,598,886	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	$9,598,886
4,009,990	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	4,009,990
5,911,098	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41% (a)	5,911,098
	TOTAL SHORT TERM INVESTMENTS (Cost $19,519,974) (b)	$19,519,974

	TOTAL INVESTMENTS (Cost $19,519,974) - 65.5%	$19,519,974
	Other Assets in Excess of Liabilities - 34.5%	10,284,816
	TOTAL NET ASSETS - 100.0%	$29,804,790

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2017.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,519,974.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	203,699	$21,646,624	(0.123)%	2/7/2017	$(527,851)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	320,246	33,770,870	(1.073)%	3/17/2017	18,488
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	146,872	16,241,939	0.027%	11/21/2017	725,078
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	180,349	20,195,481	(0.623)%	12/19/2017	944,518
			$91,854,914			$1,160,233

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 3.0%
18,308	iShares 20+ Year Treasury Bond ETF	$2,198,791
	TOTAL INVESTMENT COMPANIES (Cost $2,220,944)	$2,198,791

SHORT TERM INVESTMENTS - 66.7%
Money Market Funds - 66.7%
8,165,355	Dreyfus Treasury Securities Cash Management, 0.36%(a)	$8,165,355
13,304,121	Fidelity Investments Money Market Government Portfolio, 0.43%(a)	13,304,121
17,635,040	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36%(a)	17,635,040
9,993,514	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38%(a)	9,993,514
	TOTAL SHORT TERM INVESTMENTS (Cost $49,098,030)(b)	$49,098,030

	TOTAL INVESTMENTS (Cost $51,318,974) - 69.7%	$51,296,821
	Other Assets in Excess of Liabilities - 30.3%	22,270,273
	TOTAL NET ASSETS - 100.0%	$73,567,094

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,098,030.

Long Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	342,642	$40,818,954	(0.527)%	3/16/2017	$430,203
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	308,234	37,475,870	(0.776)%	9/26/2017	(347,130)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	375,253	44,972,729	(0.527)%	1/5/2018	122,554
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	332,546	40,162,375	(0.527)%	2/5/2018	(228,845)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	446,040	59,379,395	(0.527)%	5/16/2018	(5,234,636)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	14,654	1,734,355	(0.527)%	7/18/2018	25,005
			$224,543,678			$(5,232,849)

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.8%
Money Market Funds - 63.8%
56,617,958	Dreyfus Treasury Securities Cash Management, 0.36% (a)	$56,617,958
77,768,429	Fidelity Investments Money Market Government Portfolio, 0.43% (a)	77,768,429
69,522,839	Goldman Sachs Financial Square Treasury Instruments Fund, 0.36% (a)	69,522,839
78,260,074	Goldman Sachs Financial Square Treasury Obligations Fund, 0.38% (a)	78,260,074
	TOTAL SHORT TERM INVESTMENTS (Cost $282,169,300) (b)	$282,169,300

	TOTAL INVESTMENTS (Cost $282,169,300) - 63.8%	$282,169,300
	Other Assets in Excess of Liabilities - 36.2%	160,270,145
	TOTAL NET ASSETS - 100.0%	$442,439,445

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at January 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $282,169,300.

Short Equity Swap Contracts (Unaudited)
January 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	2,237,171	$283,038,538	0.127%	3/16/2017	$12,776,998
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	1,467,409	177,786,621	0.327%	3/17/2017	1,108,592
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	2,579,371	307,165,012	0.176%	4/25/2017	(3,594,095)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	1,991,494	242,653,951	0.027%	2/20/2018	3,477,767
BNP Paribas	iShares 20+ Year Treasury Bond ETF	1,245,048	160,130,354	0.127%	5/16/2018	8,830,169
BNP Paribas	iShares 20+ Year Treasury Bond ETF	527,963	63,920,695	0.127%	7/18/2018	538,091
BNP Paribas	iShares 20+ Year Treasury Bond ETF	867,928	104,748,427	0.127%	8/15/2018	549,652
BNP Paribas	iShares 20+ Year Treasury Bond ETF	135,525	16,160,834	0.127%	8/15/2018	(110,241)
			$1,355,604,432			$23,576,933

The unaudited cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

	Direxion All Cap	Direxion	Direxion NASDAQ-100®	Direxion Zacks
	Insider Sentiment	iBillionaire	Equal Weighted	MLP High Income
	Shares	Index ETF	Index Shares	Index Shares
Cost of investments	$222,501,237	$11,951,286	$91,754,080	$62,853,625
Gross unrealized appreciation	7,936,347	1,446,360	10,366,833	11,249,821
Gross unrealized depreciation	(4,093,679)	(172,996)	(3,824,456)	(753,575)
Net unrealized appreciation/(depreciation)	$3,842,668	$1,273,364	$6,542,377	$10,496,246

	Direxion Daily	Direxion Daily CSI	Direxion Daily	Direxion Daily MSCI
	Consumer Staples	300 China A Share	Energy	European Financials
	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares
Cost of investments	$2,497,508	$23,158,250	$1,057,030	$3,366,415
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial	Gold Miners Index	S&P 500®	S&P Biotech
	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares
Cost of investments	$2,141,791	$1,437,785	$41,208,383	$1,334,111
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Technology	Total Bond Market	Utilities	7-10 Year Treasury
	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares
Cost of investments	$2,306,598	$753,904	$2,498,645	$253,185
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily CSI
	20+ Year Treasury	S&P 500®	Small Cap	300 China A Share
	Bear 1X Shares	Bull 1.25X Shares	Bull 1.25X Shares	Bull 2X Shares
Cost of investments	$872,682	$7,069,069	$1,503,100	$23,636,985
Gross unrealized appreciation	—	22,542	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$22,542	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily MSCI
	CSI China Internet	Cyber Security & IT	Cyber Security & IT	European Financials
	Index Bull 2X Shares	Bull 2X Shares	Bear 2X Shares	Bull 2X Shares
Cost of investments	$2,406,352	$621,198	$1,062,641	$3,552,145
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	(20,624)	—	—	—
Net unrealized appreciation/(depreciation)	$(20,624)	$—	$—	$—

		Direxion Daily	Direxion Daily
	Direxion Daily	Pharmaceutical &	Pharmaceutical &	Direxion Daily
	High Yield	Medical	Medical	S&P 500®
	Bear 2X Shares	Bull 2X Shares	Bear 2X Shares	Bull 2X Shares
Cost of investments	$2,698,744	$462,429	$1,255,152	$2,512,578
Gross unrealized appreciation	—	—	—	6,552
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$6,552

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Silver Miners Index	Silver Miners Index	Small Cap	Mid Cap
	Bull 2X Shares	Bear 2X Shares	Bull 2X Shares	Bull 3X Shares
Cost of investments	$3,138,905	$2,687,224	$1,106,244	$41,096,752
Gross unrealized appreciation	—	—	—	827,779
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$827,779

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Mid Cap	S&P 500®	S&P 500®	Small Cap
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$8,285,049	$348,552,422	$322,039,317	$472,898,811
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	(136,201)	(1,190,336)	(311,483)
Net unrealized appreciation/(depreciation)	$—	$(136,201)	$(1,190,336)	$(311,483)

	Direxion Daily	Direxion Daily	Direxion Daily MSCI	Direxion Daily MSCI
	Small Cap	MSCI Brazil Bull	Developed Markets	Developed Markets
	Bear 3X Shares	3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$419,065,056	$40,935,001	$12,426,765	$5,149,566
Gross unrealized appreciation	—	35,512	46,766	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$35,512	$46,766	$—

	Direxion Daily MSCI	Direxion Daily MSCI	Direxion Daily	Direxion Daily
	Emerging Markets	Emerging Markets	FTSE China	FTSE China
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$100,848,789	$103,645,542	$85,700,674	$48,720,634
Gross unrealized appreciation	74,945	—	7,085	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$74,945	$—	$7,085	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	FTSE Europe	MSCI Japan Bull	Latin America Bull	MSCI India Bull
	Bull 3X Shares	3X Shares	3X Shares	3X Shares
Cost of investments	$15,911,156	$4,719,422	$15,451,091	$73,950,043
Gross unrealized appreciation	29,086	—	—	1,796,866
Gross unrealized depreciation	—	—	(69,941)	—
Net unrealized appreciation/(depreciation)	$29,086	$—	$(69,941)	$1,796,866

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Russia Bull	Russia Bear	MSCI South Korea	Energy Bull
	3X Shares	3X Shares	Bull 3X Shares	3X Shares
Cost of investments	$150,752,921	$39,041,275	$3,583,632	$464,814,058
Gross unrealized appreciation	—	—	36,480	—
Gross unrealized depreciation	(599,223)	—	—	(614,399)
Net unrealized appreciation/(depreciation)	$(599,223)	$—	$36,480	$(614,399)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Energy Bear	Financial Bull	Financial Bear	Gold Miners Index
	3X Shares	3X Shares	3X Shares	Bull 3X Shares
Cost of investments	$36,011,512	$1,049,428,522	$218,687,363	$1,530,470,973
Gross unrealized appreciation	—	8,062,430	—	55,261,362
Gross unrealized depreciation	—	(7,602,140)	—	—
Net unrealized appreciation/(depreciation)	$—	$460,290	$—	$55,261,362

				Direxion Daily
	Direxion Daily	Direxion Daily	Direxion Daily	Homebuilders &
	Gold Miners Index	Healthcare	Healthcare	Supplies
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$208,754,188	$137,408,899	$1,225,813	$2,097,168
Gross unrealized appreciation	—	—	—	6,219
Gross unrealized depreciation	—	(214,010)	—	—
Net unrealized appreciation/(depreciation)	$—	$(214,010)	$—	$6,219

	Direxion Daily
	Homebuilders &	Direxion Daily	Direxion Daily	Direxion Daily
	Supplies	Junior Gold Miners	Junior Gold Miners	Natural Gas Related
	Bear 3X Shares	Index Bull 3X Shares	Index Bear 3X Shares	Bull 3X Shares
Cost of investments	$1,989,160	$848,806,944	$105,081,799	$46,496,740
Gross unrealized appreciation	—	35,209,754	—	48,132
Gross unrealized depreciation	—	—	—	(715,751)
Net unrealized appreciation/(depreciation)	$—	$35,209,754	$—	$(667,619)

	Direxion Daily	Direxion Daily MSCI	Direxion Daily MSCI	Direxion Daily
	Natural Gas Related	Real Estate Bull	Real Estate Bear	Regional Banks
	Bear 3X Shares	3X Shares	3X Shares	Bull 3X Shares
Cost of investments	$2,452,843	$61,735,451	$11,752,751	$17,150,623
Gross unrealized appreciation	—	—	—	112,421
Gross unrealized depreciation	—	(15,060)	—	—
Net unrealized appreciation/(depreciation)	$—	$(15,060)	$—	$112,421

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Regional Banks	Retail Bull	S&P Biotech	S&P Biotech
	Bear 3X Shares	3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$651,268	$30,034,566	$183,827,669	$53,136,718
Gross unrealized appreciation	—	—	29,524	—
Gross unrealized depreciation	—	(256,550)	—	—
Net unrealized appreciation/(depreciation)	$—	$(256,550)	$29,524	$—

	Direxion Daily S&P Oil	Direxion Daily S&P Oil	Direxion Daily	Direxion Daily
	& Gas Exp. & Prod.	& Gas Exp. & Prod.	Semiconductor	Semiconductor
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$87,784,978	$15,104,739	$105,926,089	$29,554,760
Gross unrealized appreciation	—	—	664,012	—
Gross unrealized depreciation	(1,112,631)	—	(295,042)	—
Net unrealized appreciation/(depreciation)	$(1,112,631)	$—	$368,970	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Technology Bull	Technology Bear	7-10 Year Treasury	7-10 Year Treasury
	3X Shares	3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$144,712,471	$11,084,631	$2,957,943	$19,519,974
Gross unrealized appreciation	1,095,899	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$1,095,899	$—	$—	$—

	Direxion Daily	Direxion Daily
	20+ Year Treasury	20+ Year Treasury
	Bull 3X Shares	Bear 3X Shares
Cost of investments	$51,318,974	$282,169,300
Gross unrealized appreciation	—	—
Gross unrealized depreciation	(22,153)	—
Net unrealized appreciation/(depreciation)	$(22,153)	$—

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report. The Direxion Daily CSI China Internet Index Bull 2X Shares commenced operations on November 2, 2016, and the Direxion Daily Consumer Staples Bear 1X Shares and Direxion Daily Utilities Bear 1X Shares commenced operations on January 5, 2017. Effective December 12, 2016 the Direxion Zacks MLP High Income Shares name changed to Direxion Zacks MLP High Income Index Shares. Effective January 3, 2017 the Direxion Daily India Bull 3X Shares name changed to Direxion Daily MSCI India Bull 3X Shares.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of January 31, 2017:

	Direxion All Cap Insider Sentiment Shares				Direxion iBillionaire Index ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$226,343,814	$—	$—	$226,343,814	$13,208,151	$—	$—	$13,208,151
Short Term Investments	91	—	—	91	16,499	—	—	16,499
Cash Equivalents	534,908	—	—	534,908	—	—	—	—

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Zacks MLP High Income Index Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$98,295,679	$—	$—	$98,295,679	$—	$—	$—	$—
Master Limited Partnerships	—	—	—	—	73,027,264	—	—	73,027,264
Short Term Investments	778	—	—	778	322,607	—	—	322,607
Cash Equivalents	69,506	—	—	69,506	—	—	—	—

	Direxion Daily Consumer Staples Bear 1X Shares				Direxion Daily CSI 300 China A Share Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,497,508	$—	$—	$2,497,508	$23,158,250	$—	$—	$23,158,250
Other Financial Instruments*	—	(29,530)	—	(29,530)	—	(4,102,729)	—	(4,102,729)
Cash Equivalents	—	—	—	—	71,131,086	—	—	71,131,086

	Direxion Daily Energy Bear 1X Shares				Direxion Daily MSCI European Financials Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,057,030	$—	$—	$1,057,030	$3,366,415	$—	$—	$3,366,415
Other Financial Instruments*	—	(39,659)	—	(39,659)	—	(295,432)	—	(295,432)

	Direxion Daily Financial Bear 1X Shares				Direxion Daily Gold Miners Index Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,141,791	$—	$—	$2,141,791	$1,437,785	$—	$—	$1,437,785
Other Financial Instruments*	—	(254,358)	—	(254,358)	—	(147,034)	—	(147,034)

	Direxion Daily S&P 500® Bear 1X Shares				Direxion Daily S&P Biotech Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$41,208,383	$—	$—	$41,208,383	$1,334,111	$—	$—	$1,334,111
Other Financial Instruments*	—	(2,028,509)	—	(2,028,509)	—	(227,016)	—	(227,016)
Cash Equivalents	—	—	—	—	4,118,736	—	—	4,118,736

	Direxion Daily Technology Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,306,598	$—	$—	$2,306,598	$753,904	$—	$—	$753,904
Other Financial Instruments*	—	(131,861)	—	(131,861)	—	44,923	—	44,923
Cash Equivalents	—	—	—	—	2,387,943	—	—	2,387,943

	Direxion Daily Utilities Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,498,645	$—	$—	$2,498,645	$253,185	$—	$—	$253,185
Other Financial Instruments*	—	(29,946)	—	(29,946)	—	(2,065)	—	(2,065)
Cash Equivalents	—	—	—	—	1,196,489	—	—	1,196,489

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily S&P 500® Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$6,575,617	$—	$—	$6,575,617
Short Term Investments	872,682	—	—	872,682	515,994	—	—	515,994
Other Financial Instruments*	—	6,548	—	6,548	—	20,507	—	20,507
Cash Equivalents	4,530,411	—	—	4,530,411	331,334	—	—	331,334

	Direxion Daily Small Cap Bull 1.25X Shares				Direxion Daily CSI 300 China A Share Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,503,100	$—	$—	$1,503,100	$23,636,985	$—	$—	$23,636,985
Other Financial Instruments*	—	(83,978)	—	(83,978)	—	1,573,745	—	1,573,745
Cash Equivalents	4,762,420	—	—	4,762,420	31,296,942	—	—	31,296,942

	Direxion Daily CSI China Internet Index Bull 2X Shares				Direxion Daily Cyber Security & IT Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$609,920	$—	$—	$609,920	$—	$—	$—	$—
Short Term Investments	1,775,808	—	—	1,775,808	621,198	—	—	621,198
Other Financial Instruments*	—	(32,561)	—	(32,561)	—	522,757	—	522,757
Cash Equivalents	—	—	—	—	1,565,741	—	—	1,565,741

	Direxion Daily Cyber Security & IT Bear 2X Shares				Direxion Daily MSCI European Financials Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,062,641	$—	$—	$1,062,641	$3,552,145	$—	$—	$3,552,145
Other Financial Instruments*	—	(579,468)	—	(579,468)	—	(131,462)	—	(131,462)
Cash Equivalents	767,818	—	—	767,818	—	—	—	—

	Direxion Daily High Yield Bear 2X Shares				Direxion Daily Pharmaceutical & Medical Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,698,744	$—	$—	$2,698,744	$462,429	$—	$—	$462,429
Other Financial Instruments*	—	(627,425)	—	(627,425)	—	(96,142)	—	(96,142)
Cash Equivalents	3,076,078	—	—	3,076,078	730,693	—	—	730,693

	Direxion Daily Pharmaceutical & Medical Bear 2X Shares				Direxion Daily S&P 500® Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$1,911,252	$—	$—	$1,911,252
Short Term Investments	1,255,152	—	—	1,255,152	607,878	—	—	607,878
Other Financial Instruments*	—	263,560	—	263,560	—	344,284	—	344,284
Cash Equivalents	1,529,718	—	—	1,529,718	615,450	—	—	615,450

	Direxion Daily Silver Miners Index Bull 2X Shares				Direxion Daily Silver Miners Index Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$3,138,905	$—	$—	$3,138,905	$2,687,224	$—	$—	$2,687,224
Other Financial Instruments*	—	(269,020)	—	(269,020)	—	283,611	—	283,611

	Direxion Daily Small Cap Bull 2X Shares				Direxion Daily Mid Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$11,312,323	$—	$—	$11,312,323
Short Term Investments	1,106,244	—	—	1,106,244	30,612,208	—	—	30,612,208
Other Financial Instruments*	—	774,001	—	774,001	—	14,294,110	—	14,294,110
Cash Equivalents	1,552,626	—	—	1,552,626	24,174,052	—	—	24,174,052

	Direxion Daily Mid Cap Bear 3X Shares				Direxion Daily S&P 500® Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$127,870,950	$—	$—	$127,870,950
Short Term Investments	8,285,049	—	—	8,285,049	220,545,271	—	—	220,545,271
Other Financial Instruments*	—	(1,332,354)	—	(1,332,354)	—	32,281,100	—	32,281,100
Cash Equivalents	4,817,293	—	—	4,817,293	178,405,177	—	—	178,405,177

	Direxion Daily S&P 500® Bear 3X Shares				Direxion Daily Small Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$17,491,685	$—	$—	$17,491,685	$60,578,577	$—	$—	$60,578,577
Short Term Investments	303,357,296	—	—	303,357,296	412,008,751	—	—	412,008,751
Other Financial Instruments*	—	(44,164,202)	—	(44,164,202)	—	26,176,962	—	26,176,962
Cash Equivalents	177,581,601	—	—	177,581,601	237,937,927	—	—	237,937,927

	Direxion Daily Small Cap Bear 3X Shares				Direxion Daily MSCI Brazil Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$1,791,145	$—	$—	$1,791,145
Short Term Investments	419,065,056	—	—	419,065,056	39,179,368	—	—	39,179,368
Other Financial Instruments*	—	(96,650,068)	—	(96,650,068)	—	21,095,003	—	21,095,003
Cash Equivalents	235,190,244	—	—	235,190,244	31,220,263	—	—	31,220,263

	Direxion Daily MSCI Developed Markets Bull 3X Shares				Direxion Daily MSCI Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$993,317	$—	$—	$993,317	$—	$—	$—	$—
Short Term Investments	11,480,214	—	—	11,480,214	5,149,566	—	—	5,149,566
Other Financial Instruments*	—	1,922,805	—	1,922,805	—	(267,178)	—	(267,178)
Cash Equivalents	7,439,609	—	—	7,439,609	2,495,730	—	—	2,495,730

	Direxion Daily MSCI Emerging Markets Bull 3X Shares				Direxion Daily MSCI Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$10,815,494	$—	$—	$10,815,494	$—	$—	$—	$—
Short Term Investments	90,108,240	—	—	90,108,240	103,645,542	—	—	103,645,542
Other Financial Instruments*	—	44,157,876	—	44,157,876	—	(24,085,741)	—	(24,085,741)
Cash Equivalents	64,885,225	—	—	64,885,225	37,125,837	—	—	37,125,837

	Direxion Daily FTSE China Bull 3X Shares				Direxion Daily FTSE China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$2,573,694	$—	$—	$2,573,694	$—	$—	$—	$—
Short Term Investments	83,134,065	—	—	83,134,065	48,720,634	—	—	48,720,634
Other Financial Instruments*	—	609,754	—	609,754	—	(3,669,860)	—	(3,669,860)
Cash Equivalents	45,792,438	—	—	45,792,438	25,336,678	—	—	25,336,678

	Direxion Daily FTSE Europe Bull 3X Shares				Direxion Daily MSCI Japan Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$1,044,902	$—	$—	$1,044,902	$—	$—	$—	$—
Short Term Investments	14,895,340	—	—	14,895,340	4,719,422	—	—	4,719,422
Other Financial Instruments*	—	2,573,004	—	2,573,004	—	484,522	—	484,522
Cash Equivalents	8,741,825	—	—	8,741,825	2,221,367	—	—	2,221,367

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily MSCI India Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$8,120,006	$—	$—	$8,120,006	$39,704,000	$—	$—	$39,704,000
Short Term Investments	7,261,144	—	—	7,261,144	36,042,909	—	—	36,042,909
Other Financial Instruments*	—	7,996,714	—	7,996,714	—	8,850,932	—	8,850,932
Cash Equivalents	2,374,157	—	—	2,374,157	4,004,277	—	—	4,004,277

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$40,608,253	$—	$—	$40,608,253	$—	$—	$—	$—
Short Term Investments	109,545,445	—	—	109,545,445	39,041,275	—	—	39,041,275
Other Financial Instruments*	—	21,751,393	—	21,751,393	—	(11,947,905)	—	(11,947,905)
Cash Equivalents	65,662,745	—	—	65,662,745	11,898,567	—	—	11,898,567

	Direxion Daily MSCI South Korea Bull 3X Shares				Direxion Daily Energy Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$2,778,240	$—	$—	$2,778,240	$207,642,819	$—	$—	$207,642,819
Short Term Investments	841,872	—	—	841,872	256,556,840	—	—	256,556,840
Other Financial Instruments*	—	56,430	—	56,430	—	20,410,538	—	20,410,538
Cash Equivalents	3,631,605	—	—	3,631,605	154,580,420	—	—	154,580,420

	Direxion Daily Energy Bear 3X Shares				Direxion Daily Financial Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$441,927,412	$—	$—	$441,927,412
Short Term Investments	36,011,512	—	—	36,011,512	607,961,400	—	—	607,961,400
Other Financial Instruments*	—	(1,456,008)	—	(1,456,008)	—	33,348,576	—	33,348,576
Cash Equivalents	23,307,123	—	—	23,307,123	407,425,451	—	—	407,425,451

	Direxion Daily Financial Bear 3X Shares				Direxion Daily Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$873,244,945	$—	$—	$873,244,945
Short Term Investments	218,687,363	—	—	218,687,363	712,487,390	—	—	712,487,390
Other Financial Instruments*	—	(61,531,999)	—	(61,531,999)	—	(16,301,865)	—	(16,301,865)
Cash Equivalents	116,238,275	—	—	116,238,275	321,857,801	—	—	321,857,801

	Direxion Daily Gold Miners Index Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$42,691,539	$—	$—	$42,691,539
Short Term Investments	208,754,188	—	—	208,754,188	94,503,350	—	—	94,503,350
Other Financial Instruments*	—	(32,747,226)	—	(32,747,226)	—	5,828,922	—	5,828,922
Cash Equivalents	107,896,352	—	—	107,896,352	53,174,393	—	—	53,174,393

	Direxion Daily Healthcare Bear 3X Shares				Direxion Daily Homebuilders & Supplies Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$708,540	$—	$—	$708,540
Short Term Investments	1,225,813	—	—	1,225,813	1,394,847	—	—	1,394,847
Other Financial Instruments*	—	(2,359)	—	(2,359)	—	370,509	—	370,509
Cash Equivalents	726,572	—	—	726,572	851,043	—	—	851,043

	Direxion Daily Homebuilders & Supplies Bear 3X Shares				Direxion Daily Junior Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$491,319,719	$—	$—	$491,319,719
Short Term Investments	1,989,160	—	—	1,989,160	392,696,979	—	—	392,696,979
Other Financial Instruments*	—	(283,092)	—	(283,092)	—	54,148,959	—	54,148,959
Cash Equivalents	1,056,547	—	—	1,056,547	118,813,634	—	—	118,813,634

	Direxion Daily Junior Gold Miners Index Bear 3X Shares				Direxion Daily Natural Gas Related Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$16,851,542	$—	$—	$16,851,542
Master Limited Partnerships	—	—	—	—	1,768,011	—	—	1,768,011
Short Term Investments	105,081,799	—	—	105,081,799	27,209,568	—	—	27,209,568
Other Financial Instruments*	—	(6,161,300)	—	(6,161,300)	—	(1,035,019)	—	(1,035,019)
Cash Equivalents	40,690,380	—	—	40,690,380	9,900,822	—	—	9,900,822

	Direxion Daily Natural Gas Related Bear 3X Shares				Direxion Daily MSCI Real Estate Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$7,384,883	$—	$—	$7,384,883
Short Term Investments	2,452,843	—	—	2,452,843	54,335,508	—	—	54,335,508
Other Financial Instruments*	—	276,963	—	276,963	—	3,604,984	—	3,604,984
Cash Equivalents	1,358,820	—	—	1,358,820	33,078,270	—	—	33,078,270

	Direxion Daily MSCI Real Estate Bear 3X Shares				Direxion Daily Regional Banks Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$11,139,721	$—	$—	$11,139,721
Short Term Investments	11,752,751	—	—	11,752,751	6,123,323	—	—	6,123,323
Other Financial Instruments*	—	(127,869)	—	(127,869)	—	(272,489)	—	(272,489)
Cash Equivalents	5,895,304	—	—	5,895,304	2,993,982	—	—	2,993,982

	Direxion Daily Regional Banks Bear 3X Shares				Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$6,297,566	$—	$—	$6,297,566
Short Term Investments	651,268	—	—	651,268	23,480,450	—	—	23,480,450
Other Financial Instruments*	—	(70,611)	—	(70,611)	—	(5,465,748)	—	(5,465,748)
Cash Equivalents	364,394	—	—	364,394	9,933,657	—	—	9,933,657

	Direxion Daily S&P Biotech Bull 3X Shares				Direxion Daily S&P Biotech Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$5,417,982	$—	$—	$5,417,982	$—	$—	$—	$—
Short Term Investments	178,439,211	—	—	178,439,211	53,136,718	—	—	53,136,718
Other Financial Instruments*	—	27,463,810	—	27,463,810	—	(1,571,413)	—	(1,571,413)
Cash Equivalents	115,982,524	—	—	115,982,524	24,239,902	—	—	24,239,902

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$49,343,209	$—	$—	49,343,209	$—	$—	$—	$—
Short Term Investments	37,329,138	—	—	37,329,138	15,104,739	—	—	15,104,739
Other Financial Instruments*	—	26,553,399	—	26,553,399	—	1,903,910	—	1,903,910
Cash Equivalents	3,939,840	—	—	3,939,840	13,145,458	—	—	13,145,458

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$30,975,205	$—	$—	$30,975,205	$—	$—	$—	$—
Short Term Investments	75,319,854	—	—	75,319,854	29,554,760	—	—	29,554,760
Other Financial Instruments*	—	51,360,094	—	51,360,094	—	(11,522,279)	—	(11,522,279)
Cash Equivalents	66,878,814	—	—	66,878,814	12,070,970	—	—	12,070,970

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$45,959,668	$—	$—	$45,959,668	$—	$—	$—	$—
Short Term Investments	99,848,702	—	—	99,848,702	11,084,631	—	—	11,084,631
Other Financial Instruments*	—	20,047,292	—	20,047,292	—	(2,405,418)	—	(2,405,418)
Cash Equivalents	63,176,781	—	—	63,176,781	7,571,253	—	—	7,571,253

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,957,943	$—	$—	$2,957,943	$19,519,974	$—	$—	$19,519,974
Other Financial Instruments*	—	(175,033)	—	(175,033)	—	1,160,233	—	1,160,233
Cash Equivalents	1,422,390	—	—	1,422,390	10,856,313	—	—	10,856,313

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income	$2,198,791	$—	$—	$2,198,791	$—	$—	$—	$—
Short Term Investments	49,098,030	—	—	49,098,030	282,169,300	—	—	282,169,300
Other Financial Instruments*	—	(5,232,849)	—	(5,232,849)	—	23,576,933	—	23,576,933
Cash Equivalents	25,940,069	—	—	25,940,069	171,570,175	—	—	171,570,175

For further detail on each asset class, see the Schedules of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date 3/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date 3/28/17

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Financial Officer, Treasurer

Date 3/28/17